UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Information Technology Central Fund

December 31, 2015

ITCIP-QTLY-0216
1.842156.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
NOK Corp.	32,100	$749,883
Automobiles - 1.6%
Automobile Manufacturers - 1.6%
Tesla Motors, Inc. (a)(b)	189,535	45,490,295
Banks - 0.3%
Diversified Banks - 0.3%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	1,004,550	5,288,119
Midea Group Co. Ltd. ELS (BNP Paribas Warrants Program)(A Shares) warrants 12/21/16 (a)	606,800	3,048,468
		8,336,587
Biotechnology - 0.2%
Biotechnology - 0.2%
Genscript Biotech Corp.	28,792,000	4,879,377
Chemicals - 0.3%
Specialty Chemicals - 0.3%
Duk San Neolux Co. Ltd. (a)	189,143	4,532,882
JSR Corp.	15,600	243,116
Nitto Denko Corp.	20,200	1,474,715
Shin-Etsu Chemical Co. Ltd.	48,300	2,625,871
		8,876,584
Communications Equipment - 3.6%
Communications Equipment - 3.6%
Ciena Corp. (a)(b)	293,900	6,080,791
Cisco Systems, Inc.	1,511,800	41,052,929
CommScope Holding Co., Inc. (a)	743,500	19,249,215
Ixia (a)	94,799	1,178,352
Qualcomm Technologies, Inc.	723,000	36,139,155
Radware Ltd. (a)	1,227	18,822
Sonus Networks, Inc. (a)	12,400	88,412
		103,807,676
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	373	254
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp.	1,400	15,470
Diversified Consumer Services - 0.1%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	893	28,013
TAL Education Group ADR (a)	26,900	1,250,043
		1,278,056
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)(b)	1,433	20,564

TOTAL DIVERSIFIED CONSUMER SERVICES		1,298,620

Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
8x8, Inc. (a)	179,300	2,052,985
Electrical Equipment - 0.6%
Electrical Components & Equipment - 0.6%
Lumenpulse, Inc. (a)	38,000	511,628
Nidec Corp.	37,100	2,690,343
OSRAM Licht AG	2,303	96,217
Sensata Technologies Holding BV (a)	287,600	13,246,856
		16,545,044
Electronic Equipment & Components - 3.0%
Electronic Components - 1.3%
Alps Electric Co. Ltd.	100,500	2,725,361
Amphenol Corp. Class A	131,300	6,857,799
Largan Precision Co. Ltd.	18,000	1,229,064
Ledlink Optics, Inc.	1,449,038	2,181,532
Murata Manufacturing Co. Ltd.	10,000	1,438,813
OMRON Corp.	8,100	270,110
Samsung SDI Co. Ltd.	103,044	9,883,284
Sunny Optical Technology Group Co. Ltd.	1,252,000	2,855,509
Taiyo Yuden Co. Ltd.	106,000	1,465,952
TDK Corp.	21,200	1,357,731
Universal Display Corp. (a)	5,900	321,196
Yageo Corp.	4,213,882	6,747,167
Yaskawa Electric Corp.	1,800	24,492
		37,358,010
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	3,044,188	5,888,363
Cognex Corp.	59,200	1,999,184
Keyence Corp.	500	274,803
		8,162,350
Electronic Manufacturing Services - 1.4%
Trimble Navigation Ltd. (a)	1,801,427	38,640,609
Technology Distributors - 0.0%
Digital China Holdings Ltd. (H Shares)	39,000	44,565

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		84,205,534

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Intai Technology Corp.	903,000	3,395,175
Olympus Corp.	7,900	311,012
		3,706,187
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	19,800	496,386
Health Care Technology - 1.3%
Health Care Technology - 1.3%
athenahealth, Inc. (a)	120,130	19,337,326
Inovalon Holdings, Inc. Class A (b)	72,900	1,239,300
M3, Inc.	52,900	1,096,838
Medidata Solutions, Inc. (a)	338,464	16,682,891
		38,356,355
Hotels, Restaurants & Leisure - 0.5%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(b)	399,723	8,034,432
Hotels, Resorts & Cruise Lines - 0.2%
Tuniu Corp. Class A sponsored ADR (a)	381,953	6,103,609

TOTAL HOTELS, RESTAURANTS & LEISURE		14,138,041

Household Durables - 0.7%
Consumer Electronics - 0.7%
Sony Corp.	376,600	9,255,621
Sony Corp. sponsored ADR	393,800	9,691,418
TCL Multimedia Technology Holdings Ltd.	608,000	384,028
		19,331,067
Internet & Catalog Retail - 3.1%
Internet Retail - 3.1%
Amazon.com, Inc. (a)	4,300	2,906,327
ASOS PLC (a)	6,100	310,335
Groupon, Inc. Class A (a)(b)	3,347,600	10,277,132
JD.com, Inc. sponsored ADR (a)	4,300	138,740
Jumei International Holding Ltd. sponsored ADR (a)(b)	2,262,446	20,497,761
Liberty Interactive Corp. QVC Group Series A (a)	588	16,064
MySale Group PLC (a)	38,500	25,541
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	903,050	47,626,857
Vipshop Holdings Ltd. ADR (a)	511,500	7,810,605
		89,609,362
Internet Software & Services - 30.5%
Internet Software & Services - 30.5%
58.com, Inc. ADR (a)(b)	948,572	62,567,809
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	1,057,600	85,951,152
Alphabet, Inc.:
Class A (a)	210,073	163,438,895
Class C	233,418	177,136,252
Autohome, Inc. ADR Class A (a)(b)	85,800	2,996,136
Benefitfocus, Inc. (a)(b)	18,700	680,493
Bitauto Holdings Ltd. ADR (a)	97,100	2,745,988
Box, Inc. Class A	78,194	1,091,588
ChannelAdvisor Corp. (a)	236,339	3,273,295
Constant Contact, Inc. (a)	700	20,468
Cornerstone OnDemand, Inc. (a)	169,504	5,852,973
Cvent, Inc. (a)	129,387	4,516,900
Demandware, Inc. (a)(b)	192,220	10,374,113
DeNA Co. Ltd.	670,000	10,476,350
eBay, Inc. (a)	49,500	1,360,260
eGain Communications Corp. (a)(b)	130,650	560,489
Endurance International Group Holdings, Inc. (a)	1,135,500	12,411,015
Envestnet, Inc. (a)	434	12,955
Facebook, Inc. Class A (a)	1,305,563	136,640,224
Hortonworks, Inc. (b)	2,800	61,320
Instructure, Inc. (a)	185,177	3,855,385
LinkedIn Corp. Class A (a)	84,600	19,041,768
Marketo, Inc. (a)	308,244	8,849,685
NAVER Corp.	21,059	11,716,249
NetEase, Inc. sponsored ADR	1,600	289,984
New Relic, Inc.	33,000	1,202,190
Q2 Holdings, Inc. (a)	1,400	36,918
Rackspace Hosting, Inc. (a)	53,526	1,355,278
Renren, Inc. ADR (a)	290,000	1,067,200
SciQuest, Inc. (a)	322,519	4,183,071
SINA Corp. (a)	224,600	11,095,240
SouFun Holdings Ltd. ADR (b)	1,297,100	9,585,569
Tencent Holdings Ltd.	700	13,706
Textura Corp. (a)(b)	485,704	10,481,492
Twitter, Inc. (a)	48,000	1,110,720
Web.com Group, Inc. (a)	354,216	7,087,862
Weibo Corp. sponsored ADR (a)	96,100	1,873,950
Xunlei Ltd. sponsored ADR (a)	996,565	7,534,031
Yahoo!, Inc. (a)	2,588,727	86,101,060
Yirendai Ltd. sponsored ADR	90,900	859,005
Zillow Group, Inc.:
Class A (a)(b)	18,909	492,390
Class C (a)(b)	37,818	887,967
		870,889,395
IT Services - 6.8%
Data Processing & Outsourced Services - 6.1%
Amadeus IT Holding SA Class A	350,600	15,501,577
Euronet Worldwide, Inc. (a)	46,764	3,387,117
Fidelity National Information Services, Inc.	107,337	6,504,622
Fiserv, Inc. (a)	75,500	6,905,230
FleetCor Technologies, Inc. (a)	100,300	14,335,879
Optimal Payments PLC (a)	2,402,158	13,164,639
Sabre Corp.	210,200	5,879,294
Total System Services, Inc.	274,248	13,657,550
Travelport Worldwide Ltd.	601,977	7,765,503
Vantiv, Inc. (a)	238,300	11,300,186
Visa, Inc. Class A	995,300	77,185,515
		175,587,112
IT Consulting & Other Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	310,294	18,623,846
EPAM Systems, Inc. (a)	5,234	411,497
Virtusa Corp. (a)	600	24,804
		19,060,147

TOTAL IT SERVICES		194,647,259

Life Sciences Tools & Services - 0.2%
Life Sciences Tools & Services - 0.2%
JHL Biotech, Inc.	1,008,062	4,276,822
Machinery - 0.7%
Construction Machinery & Heavy Trucks - 0.6%
Zhengzhou Yutong Bus Co. Ltd.	5,338,990	18,407,910
Industrial Machinery - 0.1%
Harmonic Drive Systems, Inc.	50,800	1,098,663
Minebea Ltd.	94,000	804,825
		1,903,488

TOTAL MACHINERY		20,311,398

Media - 0.8%
Advertising - 0.0%
iCar Asia Ltd. (a)	2,214,053	1,536,498
Cable & Satellite - 0.5%
Naspers Ltd. Class N	108,400	14,816,581
Movies & Entertainment - 0.1%
Bona Film Group Ltd. sponsored ADR (a)	223,594	2,958,149
Publishing - 0.2%
NEXT Co. Ltd.	38,500	471,836
Schibsted ASA:
(A Shares)	38,306	1,259,373
(B Shares) (a)	89,106	2,836,045
		4,567,254

TOTAL MEDIA		23,878,482

Professional Services - 0.5%
Human Resource & Employment Services - 0.4%
51job, Inc. sponsored ADR (a)	800	23,568
WageWorks, Inc. (a)	248,788	11,287,512
		11,311,080
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	60,700	2,158,492
Verisk Analytics, Inc. (a)	432	33,212
		2,191,704

TOTAL PROFESSIONAL SERVICES		13,502,784

Real Estate Management & Development - 0.0%
Real Estate Development - 0.0%
Greenland Hong Kong Holdings Ltd. (a)	1,940,000	750,016
Semiconductors & Semiconductor Equipment - 16.9%
Semiconductor Equipment - 1.5%
Amkor Technology, Inc. (a)	679,286	4,130,059
Applied Materials, Inc.	1,500	28,005
ASM Pacific Technology Ltd.	61,400	479,380
EO Technics Co. Ltd.	89,286	9,370,408
Lam Research Corp.	323,300	25,676,486
Nanometrics, Inc. (a)	103,900	1,573,046
Rubicon Technology, Inc. (a)(b)	1,193,932	1,361,082
Sumco Corp.	199,700	1,506,636
SunEdison, Inc. (a)(b)	1,200	6,108
		44,131,210
Semiconductors - 15.4%
Advanced Semiconductor Engineering, Inc.	12,978,000	14,876,853
Advanced Semiconductor Engineering, Inc. sponsored ADR	1,986,558	11,263,784
Ambarella, Inc. (a)(b)	79,200	4,414,608
Analog Devices, Inc.	46,500	2,572,380
Broadcom Corp. Class A	130,484	7,544,585
Cavium, Inc. (a)	118,700	7,799,777
Chipbond Technology Corp.	4,248,000	6,094,751
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	279,100	5,526,180
Cirrus Logic, Inc. (a)	40,052	1,182,736
Cree, Inc. (a)(b)	96,600	2,576,322
Cypress Semiconductor Corp. (b)	839,900	8,239,419
Everlight Electronics Co. Ltd.	5,241,000	7,562,711
Fairchild Semiconductor International, Inc. (a)	516,800	10,702,928
Genesis Photonics, Inc. (a)	4,761,766	1,145,481
Himax Technologies, Inc. sponsored ADR (b)	693,202	5,684,256
Hua Hong Semiconductor Ltd. (a)	4,273,000	4,138,166
Inotera Memories, Inc. (a)	10,855,000	9,136,998
Inphi Corp. (a)	3,600	97,272
Integrated Device Technology, Inc. (a)	125,500	3,306,925
Intersil Corp. Class A	623,617	7,957,353
King Yuan Electronics Co. Ltd.	1,394,500	908,335
Lextar Electronics Corp.	762,000	394,893
MagnaChip Semiconductor Corp. (a)(b)	291,827	1,543,765
Marvell Technology Group Ltd.	6,612,439	58,321,712
Maxim Integrated Products, Inc.	749,000	28,462,000
Melexis NV	570	31,084
Micron Technology, Inc. (a)	4,270,500	60,470,280
Microsemi Corp. (a)	262,300	8,548,357
Monolithic Power Systems, Inc.	127,351	8,113,532
Novatek Microelectronics Corp.	540,000	2,097,853
NXP Semiconductors NV (a)	408,246	34,394,726
ON Semiconductor Corp. (a)	1,125,300	11,027,940
Power Integrations, Inc.	74,200	3,608,346
Qorvo, Inc. (a)	485,531	24,713,528
Sanken Electric Co. Ltd.	663,000	2,322,733
Semiconductor Manufacturing International Corp. sponsored ADR (a)	37,700	190,385
Semtech Corp. (a)	475,306	8,992,790
Silicon Laboratories, Inc. (a)	53,500	2,596,890
Silicon Motion Technology Corp. sponsored ADR	188,200	5,901,952
Siliconware Precision Industries Co. Ltd.	13,207,551	20,813,338
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	2,259,516	17,511,249
Sitronix Technology Corp.	409,000	1,151,532
STMicroelectronics NV	2,800	18,745
Vanguard International Semiconductor Corp.	7,653,000	9,862,431
Xilinx, Inc.	130,700	6,138,979
		439,960,860

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		484,092,070

Software - 12.5%
Application Software - 6.5%
Adobe Systems, Inc. (a)	258,707	24,302,936
ANSYS, Inc. (a)	311	28,768
Atlassian Corp. PLC	7,900	237,632
Autodesk, Inc. (a)	179,900	10,961,307
Blackbaud, Inc.	22,100	1,455,506
Cadence Design Systems, Inc. (a)	25,500	530,655
Citrix Systems, Inc. (a)	206,908	15,652,590
Guidewire Software, Inc. (a)	402	24,184
Interactive Intelligence Group, Inc. (a)	128,550	4,039,041
Intuit, Inc.	307,600	29,683,400
Kingdee International Software Group Co. Ltd.	3,031,600	1,378,465
Linx SA	1,300	14,557
Mobileye NV (a)(b)	250,800	10,603,824
Parametric Technology Corp. (a)	78,200	2,708,066
Paycom Software, Inc. (a)	100	3,763
Paylocity Holding Corp. (a)(b)	130,991	5,311,685
Qlik Technologies, Inc. (a)	700	22,162
RealPage, Inc. (a)	323,600	7,264,820
RingCentral, Inc. (a)	168,400	3,970,872
Salesforce.com, Inc. (a)	579,769	45,453,890
SolarWinds, Inc. (a)	531	31,276
SS&C Technologies Holdings, Inc.	92,100	6,287,667
Ultimate Software Group, Inc. (a)	207	40,471
Workday, Inc. Class A (a)	25,700	2,047,776
Workiva, Inc. (b)	93,000	1,634,010
Zendesk, Inc. (a)	510,869	13,507,376
		187,196,699
Home Entertainment Software - 2.1%
Activision Blizzard, Inc.	496,540	19,221,063
Electronic Arts, Inc. (a)	126,900	8,720,568
NCSOFT Corp.	62,994	11,330,096
NHN Entertainment Corp. (a)	150,174	7,208,921
Nintendo Co. Ltd.	67,800	9,323,186
Nintendo Co. Ltd. ADR	244,300	4,215,397
		60,019,231
Systems Software - 3.9%
Allot Communications Ltd. (a)	531,709	3,094,546
CommVault Systems, Inc. (a)	600	23,610
Fleetmatics Group PLC (a)	592,395	30,087,742
Imperva, Inc. (a)	591	37,416
Infoblox, Inc. (a)	1,600	29,424
Microsoft Corp.	142,100	7,883,708
NetSuite, Inc. (a)(b)	166,439	14,084,068
Oracle Corp.	822,600	30,049,578
Progress Software Corp. (a)	89,000	2,136,000
Rapid7, Inc. (a)(b)	4,500	68,085
ServiceNow, Inc. (a)	100,055	8,660,761
Tableau Software, Inc. (a)	5,700	537,054
Varonis Systems, Inc. (a)	100	1,880
VMware, Inc. Class A (a)(b)	252,500	14,283,925
		110,977,797

TOTAL SOFTWARE		358,193,727

Technology Hardware, Storage & Peripherals - 11.7%
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	2,360,070	248,420,971
BlackBerry Ltd. (a)	2,514	23,329
Electronics for Imaging, Inc. (a)	158,200	7,394,268
EMC Corp.	508,800	13,065,984
HP, Inc.	3,329,700	39,423,648
Nimble Storage, Inc. (a)	284,900	2,621,080
QLogic Corp. (a)	3,800	46,360
Silicon Graphics International Corp. (a)	425,876	2,512,668
Stratasys Ltd. (a)	200	4,696
Western Digital Corp.	368,400	22,122,420
		335,635,424
Wireless Telecommunication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Bharti Infratel Ltd.	1,426,284	9,195,267
TOTAL COMMON STOCKS
(Cost $2,350,128,683)		2,757,268,351

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.3%
Internet & Catalog Retail - 0.5%
Internet Retail - 0.5%
China Internet Plus Holdings Ltd. (d)	3,479,801	13,434,468
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	489,912	23,894,100
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (a)(d)	68,486	1,022,496

TOTAL CONVERTIBLE PREFERRED STOCKS		38,351,064

Nonconvertible Preferred Stocks - 0.4%
Internet & Catalog Retail - 0.4%
Internet Retail - 0.4%
China Internet Plus Holdings Ltd. (d)	2,771,770	10,700,972
TOTAL PREFERRED STOCKS
(Cost $30,713,119)		49,052,036

Money Market Funds - 9.3%
Fidelity Cash Central Fund, 0.33% (e)	78,963,868	78,963,868
Fidelity Securities Lending Cash Central Fund, 0.35% (e)(f)	186,168,943	186,168,943
TOTAL MONEY MARKET FUNDS
(Cost $265,132,811)		265,132,811
TOTAL INVESTMENT PORTFOLIO - 107.4%
(Cost $2,645,974,613)		3,071,453,198
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(210,787,506)
NET ASSETS - 100%		$2,860,665,692

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,288,119 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,052,036 or 1.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	1/26/15 - 12/11/15	$22,195,617
Nutanix, Inc. Series E	8/26/14	$917,473
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,674
Fidelity Securities Lending Cash Central Fund	276,920
Total	$299,594

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,757,268,351	$2,482,027,633	$275,240,718	$--
Preferred Stocks	49,052,036	--	--	49,052,036
Money Market Funds	265,132,811	265,132,811	--	--
Total Investments in Securities:	$3,071,453,198	$2,747,160,444	$275,240,718	$49,052,036

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$95,817,774
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$34,168,148
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,449,420
Cost of Purchases	22,195,617
Proceeds of Sales	(8,761,149)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$49,052,036
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$1,449,420

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 12/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$49,052,036	Last transaction price	Transaction price	$3.86 - $48.77 / $26.20	Increase
		Market comparable	EV/Sales multiple	4.5	Increase
			Discount rate	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,664,090,664. Net unrealized appreciation aggregated $407,362,534, of which $625,628,033 related to appreciated investment securities and $218,265,499 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Materials Central Fund

December 31, 2015

MTCIP-QTLY-0216
1.842155.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Chemicals - 71.3%
Commodity Chemicals - 8.2%
LyondellBasell Industries NV Class A	327,230	$28,436,287
Orion Engineered Carbons SA	265,000	3,339,000
		31,775,287
Diversified Chemicals - 24.9%
E.I. du Pont de Nemours & Co.	683,675	45,532,754
Eastman Chemical Co.	463,389	31,283,391
The Dow Chemical Co.	373,800	19,243,224
		96,059,369
Fertilizers & Agricultural Chemicals - 12.3%
Agrium, Inc. (a)	40,600	3,628,678
CF Industries Holdings, Inc.	142,490	5,815,017
Monsanto Co.	338,234	33,322,814
Potash Corp. of Saskatchewan, Inc.	270,400	4,631,409
		47,397,918
Specialty Chemicals - 25.9%
Ashland, Inc.	110,400	11,338,080
Ecolab, Inc.	219,648	25,123,338
Frutarom Industries Ltd.	82,100	4,409,895
International Flavors & Fragrances, Inc.	32,200	3,852,408
NewMarket Corp.	16,595	6,318,214
PPG Industries, Inc.	231,200	22,847,184
Valspar Corp.	160,700	13,330,065
W.R. Grace & Co. (b)	129,796	12,926,384
		100,145,568

TOTAL CHEMICALS		275,378,142

Construction Materials - 3.5%
Construction Materials - 3.5%
Eagle Materials, Inc.	220,657	13,334,303
Containers & Packaging - 18.1%
Metal & Glass Containers - 3.9%
Ball Corp.	204,510	14,874,012
Paper Packaging - 14.2%
Graphic Packaging Holding Co.	1,221,776	15,675,386
Sealed Air Corp.	161,300	7,193,980
WestRock Co.	705,008	32,162,465
		55,031,831

TOTAL CONTAINERS & PACKAGING		69,905,843

Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (b)	76,510	464,416
Metals & Mining - 3.1%
Diversified Metals & Mining - 1.4%
Compass Minerals International, Inc.	74,660	5,619,658
Steel - 1.7%
Steel Dynamics, Inc.	360,900	6,449,283

TOTAL METALS & MINING		12,068,941

Paper & Forest Products - 1.2%
Paper Products - 1.2%
Domtar Corp.	127,543	4,712,714
TOTAL COMMON STOCKS
(Cost $343,792,771)		375,864,359

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.33% (c)	9,363,384	9,363,384
Fidelity Securities Lending Cash Central Fund, 0.35% (c)(d)	3,792,000	3,792,000
TOTAL MONEY MARKET FUNDS
(Cost $13,155,384)		13,155,384
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $356,948,155)		389,019,743
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,850,367)
NET ASSETS - 100%		$386,169,376

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,046
Fidelity Securities Lending Cash Central Fund	597
Total	$4,643

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $358,551,395. Net unrealized appreciation aggregated $30,468,348, of which $52,954,076 related to appreciated investment securities and $22,485,728 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Financials Central Fund

December 31, 2015

FNCIP-QTLY-0216
1.842159.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Banks - 29.6%
Diversified Banks - 24.2%
Bank of America Corp.	7,900,000	$132,956,999
Citigroup, Inc.	2,450,000	126,787,500
Comerica, Inc.	575,000	24,052,250
JPMorgan Chase & Co.	1,950,000	128,758,500
U.S. Bancorp	2,200,000	93,874,000
Wells Fargo & Co.	1,650,000	89,694,000
		596,123,249
Regional Banks - 5.4%
CoBiz, Inc.	900,000	12,078,000
Huntington Bancshares, Inc.	1,600,000	17,696,000
M&T Bank Corp.	200,000	24,236,000
Popular, Inc.	606,400	17,185,376
Regions Financial Corp.	2,000,000	19,200,000
SunTrust Banks, Inc.	1,000,000	42,840,000
		133,235,376

TOTAL BANKS		729,358,625

Capital Markets - 9.4%
Asset Management & Custody Banks - 6.6%
Affiliated Managers Group, Inc. (a)	160,000	25,561,600
Artisan Partners Asset Management, Inc.	600,000	21,636,000
Franklin Resources, Inc.	300,000	11,046,000
Invesco Ltd.	1,097,500	36,744,300
Northern Trust Corp.	375,000	27,033,750
Oaktree Capital Group LLC Class A	400,000	19,088,000
The Blackstone Group LP	750,000	21,930,000
		163,039,650
Investment Banking & Brokerage - 2.8%
E*TRADE Financial Corp. (a)	1,200,000	35,568,000
Goldman Sachs Group, Inc.	175,000	31,540,250
		67,108,250

TOTAL CAPITAL MARKETS		230,147,900

Consumer Finance - 6.1%
Consumer Finance - 6.1%
American Express Co.	400,000	27,820,000
Capital One Financial Corp.	1,100,000	79,398,000
OneMain Holdings, Inc. (a)	500,000	20,770,000
Synchrony Financial (a)	750,000	22,807,500
		150,795,500
Diversified Consumer Services - 1.1%
Specialized Consumer Services - 1.1%
H&R Block, Inc.	825,000	27,480,750
Diversified Financial Services - 6.1%
Multi-Sector Holdings - 3.8%
Berkshire Hathaway, Inc. Class B (a)	700,000	92,428,000
Specialized Finance - 2.3%
IntercontinentalExchange, Inc.	220,000	56,377,200

TOTAL DIVERSIFIED FINANCIAL SERVICES		148,805,200

Insurance - 15.6%
Insurance Brokers - 3.5%
Brown & Brown, Inc.	1,155,500	37,091,550
Marsh & McLennan Companies, Inc.	900,000	49,905,000
		86,996,550
Life & Health Insurance - 2.0%
Torchmark Corp.	850,000	48,586,000
Property & Casualty Insurance - 10.1%
ACE Ltd.	650,000	75,952,500
Allied World Assurance Co. Holdings AG	875,000	32,541,250
Allstate Corp.	1,000,000	62,090,000
FNF Group	1,600,000	55,472,000
The Chubb Corp.	175,000	23,212,000
		249,267,750

TOTAL INSURANCE		384,850,300

IT Services - 4.8%
Data Processing & Outsourced Services - 4.8%
EVERTEC, Inc.	100,000	1,674,000
MasterCard, Inc. Class A	300,000	29,208,000
PayPal Holdings, Inc. (a)	400,000	14,480,000
The Western Union Co.	1,282,594	22,971,259
Visa, Inc. Class A	650,000	50,407,500
		118,740,759
Professional Services - 0.5%
Research & Consulting Services - 0.5%
Verisk Analytics, Inc. (a)	150,000	11,532,000
Real Estate Investment Trusts - 16.6%
Diversified REITs - 0.7%
NorthStar Realty Finance Corp.	1,000,000	17,030,000
Health Care REIT's - 1.9%
Ventas, Inc.	850,000	47,965,500
Mortgage REITs - 3.0%
Altisource Residential Corp. Class B	1,500,000	18,615,000
American Capital Agency Corp.	950,000	16,473,000
Redwood Trust, Inc. (b)	1,800,000	23,760,000
Two Harbors Investment Corp.	2,000,000	16,200,000
		75,048,000
Office REITs - 1.7%
Boston Properties, Inc.	325,000	41,450,500
Residential REITs - 2.6%
Equity Residential (SBI)	250,000	20,397,500
Essex Property Trust, Inc.	75,000	17,955,750
UDR, Inc.	650,000	24,420,500
		62,773,750
Specialized REITs - 6.7%
American Tower Corp.	850,000	82,407,500
Outfront Media, Inc.	1,100,000	24,013,000
Public Storage	235,000	58,209,500
		164,630,000

TOTAL REAL ESTATE INVESTMENT TRUSTS		408,897,750

Real Estate Management & Development - 2.9%
Real Estate Services - 2.9%
CBRE Group, Inc. (a)	850,000	29,393,000
Realogy Holdings Corp. (a)	1,150,000	42,170,500
		71,563,500
Thrifts & Mortgage Finance - 0.6%
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	1,150,000	10,154,500
Radian Group, Inc.	347,000	4,646,330
Washington Mutual, Inc. (a)	155,200	2
		14,800,832
Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	800,000	34,528,000
TOTAL COMMON STOCKS
(Cost $2,045,825,893)		2,331,501,116

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.33% (c)	123,552,660	123,552,660
Fidelity Securities Lending Cash Central Fund, 0.35% (c)(d)	1,037,400	1,037,400
TOTAL MONEY MARKET FUNDS
(Cost $124,590,060)		124,590,060
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $2,170,415,953)		2,456,091,176
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,867,668
NET ASSETS - 100%		$2,461,958,844

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,987
Fidelity Securities Lending Cash Central Fund	255
Total	$57,242

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,331,501,116	$2,331,501,114	$--	$2
Money Market Funds	124,590,060	124,590,060	--	--
Total Investments in Securities:	$2,456,091,176	$2,456,091,174	$--	$2

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,182,506,579. Net unrealized appreciation aggregated $273,584,597, of which $355,257,227 related to appreciated investment securities and $81,672,630 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

December 31, 2015

FR1-QTLY-0216
1.811346.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 92.5%(a)
	Principal Amount	Value
Aerospace - 0.9%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$2,377,086	$2,344,401
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (b)	4,718,381	4,595,845
Tranche D, term loan 3.75% 6/4/21 (b)	5,836,719	5,676,209

TOTAL AEROSPACE		12,616,455

Automotive & Auto Parts - 0.9%
Chrysler Group LLC term loan 3.25% 12/31/18 (b)	1,427,690	1,412,700
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (b)	2,463,291	2,160,504
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	7,642,107	5,489,554
Tranche 2LN, term loan 10% 11/27/21 (b)	2,641,000	1,954,340
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	1,009,909	944,982
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	1,721,415	1,643,952

TOTAL AUTOMOTIVE & AUTO PARTS		13,606,032

Broadcasting - 0.9%
Clear Channel Communications, Inc. Tranche D, term loan 7.1739% 1/30/19 (b)	9,995,000	6,975,111
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	2,470,050	2,426,824
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	4,248,749	4,151,028

TOTAL BROADCASTING		13,552,963

Building Materials - 1.2%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (b)	1,685,354	1,669,023
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	3,079,489	2,930,658
Tranche 2LN, term loan 7.75% 4/1/22 (b)	1,510,000	1,381,650
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	1,995,000	1,957,594
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	2,992,500	2,835,394
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (b)	3,977,188	3,937,416
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (b)	1,989,943	1,941,448
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (b)	1,440,662	1,411,849

TOTAL BUILDING MATERIALS		18,065,032

Cable/Satellite TV - 3.7%
Altice SA Tranche B, term loan 4.25% 12/14/22 (b)	2,896,968	2,829,382
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (b)	2,463,606	2,414,851
Tranche F, term loan 3% 1/3/21 (b)	3,883,135	3,800,618
Tranche H, term loan 3.25% 8/24/21 (b)	2,000,000	1,980,360
Tranche I, term loan 3.5% 1/24/23 (b)	10,325,000	10,303,524
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	3,000,000	2,991,570
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (b)	2,685,000	2,594,381
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	6,796,013	6,530,968
Tranche B 1LN, term loan 4.5625% 7/20/22 (b)	2,000,000	1,907,820
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	5,879,418	5,650,120
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	2,000,000	1,917,860
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (b)	1,525,000	1,494,973
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (b)	1,679,936	1,642,927
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	1,985,000	1,909,947
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (b)	2,306,872	2,237,343
Tranche B 2LN, term loan 3.5% 1/15/22 (b)	1,485,979	1,441,191
Tranche B 3LN, term loan 3.5% 1/15/22 (b)	2,444,149	2,370,482

TOTAL CABLE/SATELLITE TV		54,018,317

Capital Goods - 0.6%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (b)	450,145	427,638
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	4,901,958	4,816,958
SRAM LLC. Tranche B, term loan 4.0159% 4/10/20 (b)	4,787,259	3,945,515

TOTAL CAPITAL GOODS		9,190,111

Chemicals - 3.1%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (b)	2,985,000	2,951,419
AgroFresh, Inc. Tranche B, term loan 5.75% 7/31/21 (b)	5,611	5,541
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (b)	1,294,000	1,290,765
Tranche B 1LN, term loan 4.5236% 6/12/21 (b)	985,561	980,357
Aruba Investments, Inc. Tranche B, term loan 4.5% 2/2/22 (b)	1,639,300	1,602,415
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (b)	1,247,952	1,073,239
Tranche B 1LN, term loan 4.5% 12/2/19 (b)	1,700,742	1,624,208
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (b)	3,646,170	3,585,789
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (b)	1,871,000	1,782,128
Tranche B 1LN, term loan 6% 12/5/21 (b)	5,794,705	5,768,629
MacDermid, Inc.:
Tranche B 2LN, term loan 5.5% 6/7/20 (b)	2,197,158	2,120,257
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	4,987,500	4,829,147
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	3,482,500	3,415,044
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	1,000,000	979,170
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (b)	3,390,189	3,361,949
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (b)	4,268,550	3,898,595
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	2,870,575	2,822,493
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (b)	481,098	475,955
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	2,019,938	1,951,199

TOTAL CHEMICALS		44,518,299

Consumer Products - 0.9%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	2,439,048	2,162,631
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	4,382,710	4,335,246
Revlon Consumer Products Corp. term loan 4% 8/19/19 (b)	4,373,523	4,344,833
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (b)	2,501,164	2,434,458

TOTAL CONSUMER PRODUCTS		13,277,168

Containers - 3.5%
Anchor Glass Container Corp. Tranche B, term loan 4.5435% 7/1/22 (b)	3,853,763	3,834,495
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	3,364,441	3,300,516
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (b)	1,871,000	1,768,095
Tranche B 1LN, term loan 4.5273% 10/1/21 (b)	8,259,152	8,166,236
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (b)	5,884,667	5,791,277
Tranche F, term loan 4% 10/1/22 (b)	6,815,833	6,747,675
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (b)	2,104,129	2,013,399
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (b)	1,248,000	1,223,040
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	5,141,930	4,648,305
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	1,735,650	1,724,802
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	210,000	207,638
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	10,090,995	9,979,590
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (b)	1,214,158	1,192,910

TOTAL CONTAINERS		50,597,978

Diversified Financial Services - 2.3%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	3,456,338	3,423,952
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	4,030,000	3,996,430
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	2,682,000	2,668,107
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (b)	917,502	816,577
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	3,793,495	3,749,870
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (b)	3,000,000	2,990,640
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (b)	1,513,538	1,490,835
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	2,495,000	2,133,225
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	2,859,393	2,573,453
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (b)	2,520,161	2,510,181
Sheridan Investment Partners I, LLC Tranche B, term loan 4.25% 10/1/18 (b)	1,207,519	736,587
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	5,954,545	5,773,408

TOTAL DIVERSIFIED FINANCIAL SERVICES		32,863,265

Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (b)	3,055,818	3,009,981
WMG Acquisition Corp. term loan 3.75% 7/1/20 (b)	2,441,956	2,306,623

TOTAL DIVERSIFIED MEDIA		5,316,604

Energy - 4.9%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	2,421,756	2,409,647
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (b)	2,180,246	2,161,169
Chelsea Petroleum Products I LLC Tranche B, term loan 6.5% 10/28/22 (b)	3,885,000	3,768,450
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	3,118,000	2,078,677
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	2,744,131	2,718,967
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (b)	385,267	371,463
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	1,436,782	1,417,931
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (b)	9,630,961	6,099,576
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	6,786,432	3,172,657
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	5,946,932	4,757,545
Tranche C, term loan 5.25% 3/14/21 (b)	436,417	349,133
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	3,192,529	2,857,314
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (b)	2,104,190	1,625,487
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	745,615	745,615
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	5,786,397	3,843,151
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (b)	5,645,084	846,763
Tranche B 1LN, term loan 3.875% 9/30/18 (b)	1,076,997	700,048
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (b)	3,339,013	1,462,488
Foresight Energy LLC Tranche B, term loan 5.5% 8/23/20 (b)	1,970,000	1,566,150
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (b)	875,168	800,779
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	860,266	823,705
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	2,263,329	967,573
Panda Sherman Power, LLC term loan 9% 9/14/18 (b)	6,209,086	5,526,087
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	1,690,000	1,487,200
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (b)	2,178,538	2,036,933
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	1,838,682	759,982
Sheridan Investment Partners I term loan 4.25% 12/16/20 (b)	2,213,881	1,256,377
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (b)	3,912,589	2,301,893
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (b)	308,155	174,878
Tranche M, term loan 4.25% 12/16/20 (b)	115,304	65,435
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	2,436,465	2,357,280
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	4,680,447	4,352,816
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (b)	4,324,753	4,065,268
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (b)	1,381,305	1,332,959

TOTAL ENERGY		71,261,396

Entertainment/Film - 0.5%
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (b)	1,500,000	1,496,790
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	2,049,863	1,928,572
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	760,000	714,400
Regal Cinemas Corp. Tranche B, term loan 3.803% 4/1/22 (b)	1,771,100	1,763,502
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (b)	1,228,528	1,205,112

TOTAL ENTERTAINMENT/FILM		7,108,376

Environmental - 0.9%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	4,912,357	4,746,565
Metal Services LLC Tranche B, term loan 6% 6/30/17 (b)	1,834,283	1,621,047
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	930,000	834,675
Tranche B 1LN, term loan 4% 12/18/20 (b)	5,517,573	5,332,624
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (b)	917,636	898,137

TOTAL ENVIRONMENTAL		13,433,048

Food & Drug Retail - 4.4%
Albertson's LLC:
Tranche B 2LN, term loan 5.5% 3/21/19 (b)	4,199,255	4,181,408
Tranche B 3LN, term loan 5.125% 8/25/19 (b)	2,747,938	2,716,693
Tranche B 4LN, term loan 5.5% 8/25/21 (b)	24,452,222	24,216,992
Tranche B 5LN, term loan 12/21/22 (c)	3,000,000	2,979,000
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (b)	3,494,318	3,468,110
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (b)	1,871,000	1,833,580
Tranche B 1LN, term loan 4.75% 10/21/21 (b)	5,756,475	5,526,216
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (b)	6,981,181	6,952,070
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (b)	6,314,833	6,222,384
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (b)	3,941,971	3,882,842
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (b)	1,854,359	1,826,933

TOTAL FOOD & DRUG RETAIL		63,806,228

Food/Beverage/Tobacco - 1.6%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (b)	2,454,000	2,401,853
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (b)	2,000,000	1,995,620
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (b)	2,208,000	2,147,280
Tranche B 1LN, term loan 5.5% 11/13/21 (b)	6,109,158	6,086,249
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (b)	2,439,048	2,298,803
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	800,962	798,831
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	4,827,000	4,537,380
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	3,612,504	3,522,191

TOTAL FOOD/BEVERAGE/TOBACCO		23,788,207

Gaming - 7.0%
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (b)	2,985,000	2,970,075
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	5,896,479	5,862,811
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	11,585,583	10,492,251
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	23,851,476	20,870,041
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (b)	3,913,863	3,886,466
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (b)	2,080,382	2,062,698
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	3,248,675	3,216,188
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	6,735,710	6,668,352
5.5% 11/21/19 (b)	2,887,140	2,858,268
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (b)	8,026,803	7,936,502
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (b)	3,171,617	3,124,043
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	8,874,923	8,662,546
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	16,160,246	14,682,715
Tranche B, term loan 6% 10/18/20 (b)	845,463	771,485
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (b)	4,850,771	4,744,684
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (b)	1,406,705	1,392,638
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	804,941	778,781

TOTAL GAMING		100,980,544

Healthcare - 7.7%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	2,267,164	2,242,837
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	2,392,626	2,329,820
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	2,515,776	2,487,473
Community Health Systems, Inc.:
Tranche F, term loan 3.6567% 12/31/18 (b)	1,985,000	1,954,391
Tranche G, term loan 3.75% 12/31/19 (b)	3,284,759	3,196,497
Tranche H, term loan 4% 1/27/21 (b)	11,640,241	11,440,728
Concentra, Inc. Tranche B 1LN, term loan 4.0038% 6/1/22 (b)	1,990,000	1,974,239
Concordia Healthcare Corp. Tranche B 1LN, term loan 5.25% 10/21/21 (b)	2,115,000	2,026,445
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	2,044,875	1,984,163
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (b)	4,187,865	4,121,572
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (b)	3,111,727	3,087,082
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	5,000,000	4,927,100
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (b)	3,565,949	3,601,608
Genoa, a QoL Healthcare Co. LLC Tranche 1LN, term loan 4.5% 4/30/22 (b)	371,167	360,032
Grifols, S.A. Tranche B, term loan 3.4239% 2/27/21 (b)	2,451,053	2,425,317
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3567% 5/1/18 (b)	4,321,787	4,313,706
Tranche B 5LN, term loan 3.1739% 3/31/17 (b)	6,149,783	6,138,652
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	6,939,870	6,553,874
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	1,395,538	1,394,044
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (b)	3,690,216	3,459,577
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	4,660,789	4,520,966
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	4,222,136	4,063,806
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	7,968,329	7,669,517
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (b)	377,190	371,845
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 11/17/23 (c)	4,000,000	3,925,000
Tranche B 1LN, term loan 11/17/22 (c)	6,500,000	6,435,000
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 10/20/18 (c)	800,000	770,000
Tranche B, term loan 4% 4/1/22 (b)	8,331,570	7,996,225
Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	3,118,000	3,001,075
Tranche E, term loan 3.75% 8/5/20 (b)	3,118,000	2,985,485

TOTAL HEALTHCARE		111,758,076

Homebuilders/Real Estate - 1.4%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	3,118,000	3,066,023
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	7,168,796	6,982,837
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (b)	30,000	29,550
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	9,999,993	9,908,293

TOTAL HOMEBUILDERS/REAL ESTATE		19,986,703

Hotels - 2.3%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (b)	2,740,876	2,690,636
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (b)	5,034,168	4,962,833
Tranche B 1LN, term loan 3.5% 6/27/20 (b)	7,494,603	7,344,711
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	7,555,573	7,534,342
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	7,544,627	7,337,150
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	2,882,058	2,788,391

TOTAL HOTELS		32,658,063

Insurance - 0.3%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	3,980,000	3,875,525
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	1,124,278	1,058,227

TOTAL INSURANCE		4,933,752

Leisure - 1.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	5,508,829	5,130,097
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (b)	2,000,000	1,992,500
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	3,635,681	3,591,762
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	2,940,213	2,861,209
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (b)	1,592,245	1,564,381
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (b)	2,674,112	2,650,714
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (b)	3,513,545	1,300,011

TOTAL LEISURE		19,090,674

Metals/Mining - 2.2%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	1,843,286	1,756,892
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	4,311,136	1,350,808
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	2,149,000	128,940
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	2,661,751	2,571,917
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	15,178,448	11,214,597
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	1,332,527	1,019,383
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	13,321,579	8,444,948
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (b)	1,193,000	992,182
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (b)	5,826,915	2,738,650
Walter Energy, Inc. Tranche B, term loan 4/1/18 (c)	7,798,000	2,079,493

TOTAL METALS/MINING		32,297,810

Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	1,175,661	1,163,904
Publishing/Printing - 2.5%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (b)	6,228,503	6,057,219
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	9,487,533	5,915,477
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	5,970,000	5,716,275
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (b)	3,219,094	3,141,288
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	4,403,919	3,743,331
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	4,939,028	4,834,074
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	6,930,351	6,625,415

TOTAL PUBLISHING/PRINTING		36,033,079

Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	4,709,153	4,662,062
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (b)	3,766,713	3,742,004
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	4,935,687	4,886,330
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	1,875,587	1,870,898

TOTAL RESTAURANTS		15,161,294

Services - 6.4%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	4,017,406	3,812,237
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (b)	2,463,872	2,436,154
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	5,403,557	5,094,528
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.5005% 1/30/20 (b)	2,470,050	2,461,825
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	10,051,182	7,136,339
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	6,196,995	5,939,820
Creative Artists Agency LLC Tranche B, term loan 5.5038% 12/17/21 (b)	2,945,708	2,930,980
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (b)	1,851,957	1,831,696
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	6,108,135	5,862,100
Tranche 2LN, term loan 7.5% 7/25/22 (b)	3,115,000	2,774,562
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	3,990,000	3,890,250
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	2,000,000	1,960,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	24,510,545	20,221,199
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	5,200,517	4,680,465
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	8,901,302	8,667,643
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (b)	1,014,704	996,947
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (b)	470,000	451,200
Tranche B 1LN, term loan 5.5031% 3/18/21 (b)	1,434,163	1,412,650
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	3,333,250	3,333,250
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	5,072,903	5,009,492
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	1,621,850	1,577,249
Tranche B 2LN, term loan 8% 5/14/23 (b)	645,000	607,913

TOTAL SERVICES		93,088,499

Steel - 0.3%
Essar Steel Algoma, Inc. Tranche B, term loan 5.4375% 8/16/19 (b)	5,945,880	1,415,120
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (b)	2,642,696	2,536,988

TOTAL STEEL		3,952,108

Super Retail - 5.3%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	4,586,742	4,414,739
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	1,082,000	961,173
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	8,349,144	7,980,362
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	3,118,000	2,566,114
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	4,680,000	4,659,548
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (b)	2,723,429	2,640,038
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (b)	6,115,316	3,942,850
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	16,062,600	15,753,395
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	5,920,163	5,738,887
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (b)	2,217,630	2,208,915
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	9,744,653	9,474,238
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	10,135,062	9,476,283
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)	5,197,239	1,559,172
Staples, Inc. Tranche B, term loan 4/24/21 (c)	5,000,000	4,935,400

TOTAL SUPER RETAIL		76,311,114

Technology - 10.8%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (b)	751,927	736,302
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	194,000	177,510
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 12/31/22 (c)	9,000,000	8,893,170
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (b)	2,622,923	2,614,189
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	4,235,000	4,083,260
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	1,107,472	902,036
5% 9/10/20 (b)	15,972,388	13,108,699
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	3,666,436	3,102,722
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (b)	3,078,666	2,997,082
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (b)	5,686,266	5,613,425
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (b)	14,925,000	14,805,003
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	4,975,000	4,845,302
First Data Corp. Tranche B, term loan 4.1675% 7/10/22 (b)	13,000,000	12,801,750
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	855,000	786,600
Tranche B 1LN, term loan 5% 6/17/21 (b)	1,919,884	1,883,080
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (b)	2,140,027	2,093,652
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	6,398,726	5,993,495
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (b)	1,615,950	1,551,894
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	10,245,576	10,160,230
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	5,080,923	4,988,856
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	1,000,000	977,500
Tranche B 1LN, term loan 5% 10/16/22 (b)	1,900,000	1,847,750
Microsemi Corp. Tranche B, term loan 12/16/22 (c)	4,000,000	3,922,000
NXP BV:
Tranche B 2LN, term loan 3.75% 12/7/20 (b)	4,000,000	3,977,000
Tranche D, term loan 3.25% 1/11/20 (b)	3,078,876	3,035,772
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (b)	4,235,136	4,178,682
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	8,127,267	7,761,540
Tranche 2LN, term loan 8% 4/9/22 (b)	2,807,000	2,624,545
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	6,982,500	6,888,655
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0068% 7/8/22 (b)	4,627,803	4,587,309
Tranche B 2LN, term loan 4.0175% 7/8/22 (b)	681,054	675,095
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (b)	3,118,000	2,255,343
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (b)	1,539,000	1,502,449
Tranche B 1LN, term loan 4.75% 11/12/21 (b)	1,517,630	1,502,726
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	7,581,000	6,841,853
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (b)	1,248,000	1,244,106
Tranche B 1LN, term loan 5.5% 5/29/21 (b)	1,453,419	1,445,062

TOTAL TECHNOLOGY		157,405,644

Telecommunications - 6.9%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (b)	4,344,170	4,321,102
Tranche B, term loan 5.5% 6/24/19 (b)	19,431,594	19,273,810
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (b)	2,476,548	2,462,629
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17(b)	1,717,815	1,546,033
Tranche D 2LN, term loan 4.1031% 3/31/19 (b)	8,877,985	7,990,186
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (b)	840,124	822,624
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	7,234,777	7,173,282
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	5,955,000	5,746,575
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	6,875,000	6,487,044
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	6,236,000	6,131,547
Tranche B 3LN, term loan 4% 8/1/19 (b)	2,003,000	1,997,993
Tranche B 4LN, term loan 4% 1/15/20 (b)	4,989,000	4,968,495
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (b)	270,263	260,298
Tranche B 1LN, term loan 4% 4/11/20 (b)	7,154,144	6,950,251
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	3,084,500	3,043,384
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (c)	2,200,000	2,151,182
Tranche B 2LN, term loan 12/2/22 (c)	1,800,000	1,760,058
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	7,514,000	4,042,532
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	6,655,676	4,742,169
Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	3,000,000	2,137,500
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	4,000,000	3,995,640
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	1,561,179	1,498,732

TOTAL TELECOMMUNICATIONS		99,503,066

Transportation Ex Air/Rail - 0.7%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	4,000,000	3,680,000
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	3,375,461	3,217,929
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (b)	3,667,576	3,178,578

TOTAL TRANSPORTATION EX AIR/RAIL		10,076,507

Utilities - 5.6%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (b)	1,611,080	1,582,886
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	268,401	264,934
6.375% 8/13/19 (b)	4,023,769	3,971,781
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (b)	3,526,476	3,429,498
Tranche B 4LN, term loan 4% 10/31/20 (b)	5,151,272	5,009,612
Tranche B 5LN, term loan 3.5% 5/28/22 (b)	2,487,500	2,366,856
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (b)	4,397,000	4,376,114
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	6,909,821	6,797,536
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	4,323,419	3,055,230
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	7,193,000	6,617,560
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	9,005,307	8,284,882
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	9,722,542	8,762,441
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	3,980,000	3,422,800
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	7,769,000	7,108,635
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	2,272,296	1,715,583
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (b)	6,589,896	3,602,499
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	7,270,600	6,398,128
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (b)	1,464,242	1,365,405
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	2,972,538	2,927,949

TOTAL UTILITIES		81,060,329

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,462,896,700)		1,342,480,645

Nonconvertible Bonds - 1.2%
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,127,000	822,710
Containers - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.512% 12/15/19 (b)(d)	6,570,000	6,422,175
Energy - 0.2%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.8341% 8/1/19 (b)(d)	7,177,000	2,673,433
Healthcare - 0.2%
Tenet Healthcare Corp. 4.012% 6/15/20 (b)(d)	2,545,000	2,481,375
Metals/Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (d)	3,000,000	547,500
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (d)	540,000	380,700
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (b)	824,000	873,440

TOTAL PUBLISHING/PRINTING		1,254,140

Telecommunications - 0.2%
Altice Financing SA 7.875% 12/15/19 (d)	453,000	471,120
Columbus International, Inc. 7.375% 3/30/21 (d)	764,000	756,360
Numericable Group SA 4.875% 5/15/19 (d)	1,453,000	1,440,286

TOTAL TELECOMMUNICATIONS		2,667,766

TOTAL NONCONVERTIBLE BONDS
(Cost $23,977,006)		16,869,099
	Shares	Value

Common Stocks - 0.4%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	52,192	4,535,485
Diversified Financial Services - 0.0%
CA Acquisition LLC Class B (e)	4,901	4,901
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	1,190,856
Telecommunications - 0.0%
FairPoint Communications, Inc. (f)	32,378	520,314
TOTAL COMMON STOCKS
(Cost $2,864,136)		6,251,556

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (f)
(Cost $45,406)	45,406	45,406

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.33% (g)
(Cost $82,499,992)	82,499,992	82,499,992
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,572,283,240)		1,448,146,698
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,511,943
NET ASSETS - 100%		$1,451,658,641

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,172,949 or 1.0% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,901 or 0.0% of net assets.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
CA Acquisition LLC Class B	12/9/15	$4,901

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,796
Total	$38,796

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,190,856	$1,190,856	$--	$--
Financials	4,901	--	--	4,901
Materials	4,535,485	4,535,485	--	--
Telecommunication Services	520,314	520,314	--	--
Bank Loan Obligations	1,342,480,645	--	1,326,487,397	15,993,248
Corporate Bonds	16,869,099	--	16,869,099	--
Other	45,406	--	--	45,406
Money Market Funds	82,499,992	82,499,992	--	--
Total Investments in Securities:	$1,448,146,698	$88,746,647	$1,343,356,496	$16,043,555

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$17,967,597
Net Realized Gain (Loss) on Investment Securities	(97,820)
Net Unrealized Gain (Loss) on Investment Securities	(714,107)
Cost of Purchases	3,800,000
Proceeds of Sales	(4,995,078)
Amortization/Accretion	32,656
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$15,993,248
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$(671,364)
Other Investments in Securities
Beginning Balance	$45,406
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	4,901
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$50,307
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$--

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,568,875,524. Net unrealized depreciation aggregated $120,728,826, of which $6,424,177 related to appreciated investment securities and $127,153,003 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Equity Central Fund

December 31, 2015

INTCEN-QTLY-0216
1.859212.108

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 4.3%
1-Page Ltd. (a)(b)	1,444,370	$3,668,956
Australia & New Zealand Banking Group Ltd.	1,608,384	32,456,860
Flight Centre Travel Group Ltd. (b)	542,333	15,641,277
Insurance Australia Group Ltd.	2,554,973	10,260,804
Magellan Financial Group Ltd.	787,655	15,481,539
Rio Tinto Ltd.	293,311	9,485,546
Telstra Corp. Ltd.	1,423,069	5,782,922

TOTAL AUSTRALIA		92,777,904

Austria - 1.5%
Andritz AG	248,300	12,084,329
Erste Group Bank AG (a)	437,100	13,676,890
IMMOFINANZ Immobilien Anlagen AG (a)	3,491,900	7,931,255

TOTAL AUSTRIA		33,692,474

Bailiwick of Jersey - 0.6%
Wolseley PLC	231,733	12,586,089
Belgium - 1.9%
Anheuser-Busch InBev SA NV	210,716	26,223,028
KBC Groep NV	145,559	9,122,601
Melexis NV	105,100	5,731,430

TOTAL BELGIUM		41,077,059

Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	444,000	4,102,062
Chow Sang Sang Holdings International Ltd.	3,121,000	5,128,875
Kosmos Energy Ltd. (a)	299,900	1,559,480
Petra Diamonds Ltd.	208,892	269,455

TOTAL BERMUDA		11,059,872

British Virgin Islands - 0.2%
Luxoft Holding, Inc. (a)	57,000	4,396,410
Canada - 4.9%
ARC Resources Ltd. (b)	185,000	2,232,782
Cenovus Energy, Inc.	467,200	5,908,795
Constellation Software, Inc.	14,300	5,961,830
Imperial Oil Ltd.	209,200	6,815,593
InterOil Corp. (a)(b)	56,000	1,759,520
MDC Partners, Inc. Class A	283,800	6,164,136
PrairieSky Royalty Ltd.	154,864	2,453,291
Rogers Communications, Inc. Class B (non-vtg.)	144,500	4,983,407
Royal Bank of Canada	425,600	22,807,140
Seven Generations Energy Ltd. (a)	332,800	3,242,136
Suncor Energy, Inc.	412,500	10,648,623
TELUS Corp.	124,800	3,450,783
The Toronto-Dominion Bank	569,000	22,304,372
West Fraser Timber Co. Ltd.	180,500	6,852,399

TOTAL CANADA		105,584,807

Cayman Islands - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	83,600	6,794,172
Pacific Textile Holdings Ltd.	1,448,000	2,230,147

TOTAL CAYMAN ISLANDS		9,024,319

China - 0.2%
Kweichow Moutai Co. Ltd.	160,168	5,364,470
Denmark - 2.4%
Danske Bank A/S	331,349	8,890,857
Novo Nordisk A/S Series B	405,300	23,466,144
TDC A/S	568,500	2,830,586
Vestas Wind Systems A/S	239,300	16,712,424

TOTAL DENMARK		51,900,011

Finland - 0.4%
Nokia Corp.	1,239,200	8,766,748
France - 8.9%
Air Liquide SA	159,880	17,949,189
BIC SA	85,300	14,057,921
Christian Dior SA	94,700	16,131,962
Dassault Systemes SA	96,500	7,736,361
Edenred SA	513,271	9,733,562
Engie	420,200	7,454,850
Essilor International SA	61,828	7,730,391
Orange SA	558,000	9,332,958
Publicis Groupe SA	1	67
Renault SA	73,256	7,374,363
Rexel SA	683,900	9,126,844
Safran SA	221,500	15,254,118
Sanofi SA	279,331	23,805,083
Suez Environnement SA	225,221	4,224,539
Total SA	430,100	19,281,984
Total SA sponsored ADR (b)	112,267	5,046,402
VINCI SA	288,394	18,535,196

TOTAL FRANCE		192,775,790

Germany - 3.3%
Continental AG	62,900	15,216,137
Deutsche Telekom AG	712,000	12,787,983
Fresenius SE & Co. KGaA	129,900	9,253,068
OSRAM Licht AG	191,140	7,985,638
ProSiebenSat.1 Media AG	119,049	6,006,179
Rational AG	20,300	9,214,410
SAP AG	136,995	10,870,990

TOTAL GERMANY		71,334,405

Hong Kong - 2.1%
China Everbright Ltd.	1,068,000	2,439,339
Dah Sing Financial Holdings Ltd.	2,114,800	10,525,249
Hang Seng Bank Ltd.	674,400	12,782,143
Hysan Development Co. Ltd.	2,621,000	10,708,528
PCCW Ltd.	6,780,000	3,963,288
Power Assets Holdings Ltd.	521,500	4,780,879

TOTAL HONG KONG		45,199,426

Indonesia - 1.0%
PT Bank Danamon Indonesia Tbk Series A	47,202,500	10,916,002
PT Bank Rakyat Indonesia Tbk	14,266,100	11,708,194

TOTAL INDONESIA		22,624,196

Ireland - 2.0%
Greencore Group PLC	1,533,054	8,007,280
James Hardie Industries PLC CDI	1,068,623	13,473,134
Medtronic PLC	89,100	6,853,572
Ryanair Holdings PLC sponsored ADR	172,380	14,903,975

TOTAL IRELAND		43,237,961

Israel - 1.8%
Bezeq The Israel Telecommunication Corp. Ltd.	2,164,900	4,768,233
Frutarom Industries Ltd.	246,651	13,248,537
Teva Pharmaceutical Industries Ltd. sponsored ADR	337,500	22,153,500

TOTAL ISRAEL		40,170,270

Italy - 1.0%
Banco di Desio e della Brianza SpA	917,194	2,742,535
Enel SpA	1,765,026	7,401,293
Mediaset SpA	963,451	3,992,437
Telecom Italia SpA (a)	5,821,100	7,377,165

TOTAL ITALY		21,513,430

Japan - 16.6%
AEON MALL Co. Ltd.	717,740	12,310,765
Ain Holdings, Inc.	53,700	2,560,334
Astellas Pharma, Inc.	717,900	10,219,856
Bridgestone Corp.	267,400	9,172,199
Broadleaf Co. Ltd.	267,400	2,631,661
Coca-Cola Central Japan Co. Ltd.	242,900	3,911,594
DaikyoNishikawa Corp.	530,800	9,823,764
Fuji Heavy Industries Ltd.	512,100	21,096,613
Hitachi Ltd.	2,012,000	11,400,748
Isuzu Motors Ltd.	602,000	6,485,129
Japan Tobacco, Inc.	316,600	11,623,580
JSR Corp.	807,100	12,578,131
JTEKT Corp.	718,200	11,755,562
KDDI Corp.	436,400	11,333,393
Leopalace21 Corp. (a)	1,712,400	9,268,770
Makita Corp.	113,000	6,511,812
Minebea Ltd.	865,000	7,406,104
Mitsubishi Electric Corp.	1,343,000	14,097,264
Mitsui Fudosan Co. Ltd.	584,000	14,657,166
Murata Manufacturing Co. Ltd.	48,900	7,035,795
Nippon Telegraph & Telephone Corp.	233,500	9,292,860
NSK Ltd.	1,017,500	11,056,083
Olympus Corp.	226,800	8,928,814
OMRON Corp.	275,830	9,198,079
ORIX Corp.	1,348,000	18,910,369
Sanken Electric Co. Ltd.	1,095,000	3,836,188
Sawai Pharmaceutical Co. Ltd.	73,400	5,025,114
Sony Corp.	716,100	17,599,443
Sumitomo Mitsui Financial Group, Inc.	493,700	18,632,756
Suzuki Motor Corp.	593,900	18,044,950
Tokyo Electric Power Co., Inc. (a)	714,500	4,114,275
Tokyo Gas Co. Ltd.	930,000	4,369,877
Toto Ltd.	342,000	12,015,154
Toyoda Gosei Co. Ltd.	295,900	6,721,937
Toyota Boshoku Corp.	548,300	11,035,859
VT Holdings Co. Ltd.	1,040,500	6,189,086

TOTAL JAPAN		360,851,084

Korea (South) - 1.2%
DGB Financial Group Co. Ltd.	998,233	8,484,369
Kia Motors Corp.	188,971	8,406,783
NCSOFT Corp.	25,824	4,644,703
SK Hynix, Inc.	207,116	5,338,082

TOTAL KOREA (SOUTH)		26,873,937

Netherlands - 0.7%
ABN AMRO Group NV GDR (a)	452,717	10,169,437
NXP Semiconductors NV (a)	68,100	5,737,425

TOTAL NETHERLANDS		15,906,862

New Zealand - 0.7%
CBL Corp. Ltd. (a)	7,216,000	10,956,551
The a2 Milk Co. Ltd. (a)	461,624	587,254
Z Energy Ltd.	560,178	2,589,984

TOTAL NEW ZEALAND		14,133,789

Norway - 0.7%
Borregaard ASA	1,293,161	7,196,032
Statoil ASA	527,300	7,354,134

TOTAL NORWAY		14,550,166

Portugal - 0.2%
Energias de Portugal SA	1,173,155	4,234,030
South Africa - 0.6%
Naspers Ltd. Class N	98,700	13,490,743
Spain - 1.2%
Endesa SA	201,500	4,056,607
Iberdrola SA	1,388,470	9,842,826
Merlin Properties Socimi SA	938,600	11,776,172

TOTAL SPAIN		25,675,605

Sweden - 2.5%
Alfa Laval AB	550,600	10,051,788
Lundin Petroleum AB (a)(b)	215,600	3,110,975
Nordea Bank AB	2,008,400	22,035,681
Rezidor Hotel Group AB (b)	3,091,300	11,334,187
Svenska Cellulosa AB (SCA) (B Shares)	260,300	7,543,524

TOTAL SWEDEN		54,076,155

Switzerland - 6.8%
Adecco SA (Reg.)	194,102	13,284,873
EFG International	606,531	6,444,107
Nestle SA	271,990	20,191,247
Novartis AG	453,160	38,980,492
Roche Holding AG (participation certificate)	30,849	8,548,517
Sika AG	3,530	12,756,698
Sonova Holding AG Class B	51,792	6,580,355
Syngenta AG (Switzerland)	47,489	18,587,342
Zurich Insurance Group AG	89,500	22,992,551

TOTAL SWITZERLAND		148,366,182

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,481,000	6,375,998
Thailand - 1.0%
Kasikornbank PCL (For. Reg.)	2,655,000	10,941,402
TISCO Financial Group PCL	9,846,300	11,577,090

TOTAL THAILAND		22,518,492

United Kingdom - 21.5%
Al Noor Hospitals Group PLC	328,159	5,360,194
Aldermore Group PLC	2,303,655	7,861,852
Associated British Foods PLC	172,300	8,488,836
AstraZeneca PLC (United Kingdom)	276,229	18,658,538
Aviva PLC	2,517,815	19,111,415
BAE Systems PLC	2,391,200	17,605,248
Barclays PLC	7,239,451	23,302,128
Bellway PLC	335,600	14,030,870
BG Group PLC	697,716	10,113,979
BP PLC	1,213,637	6,306,889
British American Tobacco PLC (United Kingdom)	160,400	8,907,659
Britvic PLC	691,600	7,417,275
BT Group PLC	1,198,100	8,319,099
Cairn Energy PLC (a)	1,086,281	2,525,401
Centrica PLC	1,778,400	5,710,395
Countrywide PLC	1,011,200	5,953,900
Diageo PLC	653,221	17,838,002
easyJet PLC	298,200	7,649,152
Essentra PLC	700,900	8,555,449
Hikma Pharmaceuticals PLC	110,529	3,749,292
Howden Joinery Group PLC	1,983,100	15,392,154
HSBC Holdings PLC (United Kingdom)	1,881,100	14,849,810
Imperial Tobacco Group PLC	369,170	19,518,824
Informa PLC	494,952	4,472,805
ITV PLC	3,421,388	13,951,179
Lloyds Banking Group PLC	24,578,300	26,446,134
London Stock Exchange Group PLC	379,700	15,359,643
Mondi PLC	674,900	13,272,467
Moneysupermarket.com Group PLC	1,749,100	9,463,180
National Grid PLC	826,900	11,404,263
Prudential PLC	827,127	18,634,749
Royal Dutch Shell PLC:
Class A (United Kingdom)	427,011	9,671,441
Class B (United Kingdom)	330,374	7,529,531
SABMiller PLC	10,000	599,926
Schroders PLC	219,600	9,634,333
Shawbrook Group PLC	1,745,400	9,008,313
St. James's Place Capital PLC	668,193	9,929,305
Standard Chartered PLC (Hong Kong)	1,168,922	9,796,377
Tesco PLC	3,116,200	6,847,153
Unilever PLC	100,599	4,314,908
Victrex PLC	141,700	3,768,450
Virgin Money Holdings Uk PLC	1,434,000	8,048,009
Vodafone Group PLC	5,666,228	18,374,258

TOTAL UNITED KINGDOM		467,752,785

United States of America - 5.5%
AbbVie, Inc.	200,200	11,859,848
Amplify Snack Brands, Inc. (b)	379,735	4,374,547
Chevron Corp.	90,300	8,123,388
Cobalt International Energy, Inc. (a)	346,300	1,870,020
ConocoPhillips Co.	62,900	2,936,801
Constellation Brands, Inc. Class A (sub. vtg.)	45,600	6,495,264
Edgewell Personal Care Co. (a)	59,900	4,694,363
Eli Lilly & Co.	55,600	4,684,856
Hess Corp.	84,600	4,101,408
Jarden Corp. (a)	225,300	12,869,136
Macy's, Inc.	130,300	4,557,894
Mead Johnson Nutrition Co. Class A	62,600	4,942,270
Molson Coors Brewing Co. Class B	107,100	10,058,832
Mondelez International, Inc.	109,200	4,896,528
Monster Beverage Corp.	68,600	10,218,656
Nu Skin Enterprises, Inc. Class A	132,800	5,031,792
Ocular Therapeutix, Inc. (a)(b)	249,300	2,335,941
Reynolds American, Inc.	261,300	12,058,995
WhiteWave Foods Co. (a)	103,200	4,015,512

TOTAL UNITED STATES OF AMERICA		120,126,051

TOTAL COMMON STOCKS
(Cost $2,051,826,988)		2,108,017,520
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.1% 1/28/16 (Cost $1,039,922)(c)	1,040,000	1,039,910
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.33% (d)	79,595,740	79,595,740
Fidelity Securities Lending Cash Central Fund, 0.35% (d)(e)	23,270,694	23,270,694
TOTAL MONEY MARKET FUNDS
(Cost $102,866,434)		102,866,434
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $2,155,733,344)		2,211,923,864
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(35,539,737)
NET ASSETS - 100%		$2,176,384,127

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
6 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2016	509,460	$9,788

The face value of futures purchased as a percentage of Net Assets is 0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,009,912.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,629
Fidelity Securities Lending Cash Central Fund	300,993
Total	$335,622

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$282,560,311	$94,944,499	$187,615,812	$--
Consumer Staples	226,731,653	111,406,154	115,325,499	--
Energy	125,182,557	61,813,624	63,368,933	--
Financials	571,847,462	152,931,628	418,915,834	--
Health Care	218,193,575	64,727,594	153,465,981	--
Industrials	251,627,546	89,260,768	162,366,778	--
Information Technology	119,588,756	45,820,808	73,767,948	--
Materials	137,992,829	45,966,757	92,026,072	--
Telecommunication Services	102,596,935	13,202,423	89,394,512	--
Utilities	71,695,896	19,970,026	51,725,870	--
Government Obligations	1,039,910	--	1,039,910	--
Money Market Funds	102,866,434	102,866,434	--	--
Total Investments in Securities:	$2,211,923,864	$802,910,715	$1,409,013,149	$--
Derivative Instruments:
Assets
Futures Contracts	$9,788	$9,788	$--	$--
Total Assets	$9,788	$9,788	$--	$--
Total Derivative Instruments:	$9,788	$9,788	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$296,717,154
Level 2 to Level 1	$7,150,443

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,160,066,458. Net unrealized appreciation aggregated $51,857,406, of which $232,021,893 related to appreciated investment securities and $180,164,487 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Staples Central Fund

December 31, 2015

CSCIP-QTLY-0216
1.842161.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Beverages - 16.7%
Brewers - 1.9%
Anheuser-Busch InBev SA NV	116,353	$14,479,812
SABMiller PLC	139,016	8,339,927
		22,819,739
Distillers & Vintners - 1.3%
Diageo PLC sponsored ADR	39,209	4,276,526
Kweichow Moutai Co. Ltd.	75,618	2,532,656
Remy Cointreau SA (a)	123,417	8,853,487
		15,662,669
Soft Drinks - 13.5%
Coca-Cola Bottling Co. Consolidated	46,929	8,565,012
Coca-Cola Central Japan Co. Ltd.	141,000	2,270,625
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (a)	23,040	1,631,462
Coca-Cola Icecek Sanayi A/S	395,735	5,039,637
Embotelladora Andina SA ADR	189,462	3,084,441
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	28,613	2,642,411
Monster Beverage Corp.	251,196	37,418,156
PepsiCo, Inc.	547,183	54,674,525
The Coca-Cola Co.	1,105,287	47,483,130
		162,809,399

TOTAL BEVERAGES		201,291,807

Chemicals - 0.1%
Specialty Chemicals - 0.1%
Senomyx, Inc. (a)(b)	176,753	666,359
Food & Staples Retailing - 22.8%
Drug Retail - 11.9%
CVS Health Corp.	1,184,391	115,797,908
Drogasil SA	153,000	1,372,118
Walgreens Boots Alliance, Inc.	320,800	27,317,724
		144,487,750
Food Distributors - 0.9%
Chefs' Warehouse Holdings (b)	210,873	3,517,362
United Natural Foods, Inc. (b)	179,905	7,081,061
		10,598,423
Food Retail - 7.2%
China Resources Beer Holdings Co. Ltd.	920,000	1,962,991
Fresh Market, Inc. (a)(b)	125,200	2,932,184
Kroger Co.	1,585,950	66,340,289
Sprouts Farmers Market LLC (b)	609,587	16,208,918
		87,444,382
Hypermarkets & Super Centers - 2.8%
Wal-Mart Stores, Inc.	545,362	33,430,691

TOTAL FOOD & STAPLES RETAILING		275,961,246

Food Products - 13.8%
Agricultural Products - 2.2%
Archer Daniels Midland Co.	117,500	4,309,900
Bunge Ltd.	297,799	20,333,716
SLC Agricola SA	507,700	2,111,005
		26,754,621
Packaged Foods & Meats - 11.6%
Amplify Snack Brands, Inc. (a)	303,427	3,495,479
Blue Buffalo Pet Products, Inc. (a)(b)	313,200	5,859,972
Inner Mongoli Yili Industries Co. Ltd.	222,487	561,120
Keurig Green Mountain, Inc.	500,968	45,077,101
Lindt & Spruengli AG	36	2,684,896
Mead Johnson Nutrition Co. Class A	654,010	51,634,090
Nestle SA	132,518	9,837,507
The Hain Celestial Group, Inc. (b)	305,786	12,350,697
TreeHouse Foods, Inc. (b)	81,300	6,378,798
Ulker Biskuvi Sanayi A/S	399,475	2,410,767
		140,290,427

TOTAL FOOD PRODUCTS		167,045,048

Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Diplomat Pharmacy, Inc. (a)(b)	78,600	2,689,692
Hotels, Restaurants & Leisure - 1.5%
Restaurants - 1.5%
ARAMARK Holdings Corp.	562,079	18,127,048
Household Durables - 0.3%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(b)	145,065	2,366,010
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	29,900	1,663,935

TOTAL HOUSEHOLD DURABLES		4,029,945

Household Products - 17.1%
Household Products - 17.1%
Colgate-Palmolive Co.	625,805	41,691,129
Procter & Gamble Co.	2,073,248	164,636,619
Svenska Cellulosa AB (SCA) (B Shares)	20,000	579,602
		206,907,350
Personal Products - 2.3%
Personal Products - 2.3%
Avon Products, Inc. (a)	1,233,800	4,996,890
Coty, Inc. Class A (a)	187,000	4,792,810
Herbalife Ltd. (b)	168,376	9,028,321
L'Oreal SA	15,600	2,632,848
Nu Skin Enterprises, Inc. Class A	99,576	3,772,935
Unilever NV (NY Reg.)	65,674	2,844,998
		28,068,802
Pharmaceuticals - 0.5%
Pharmaceuticals - 0.5%
Perrigo Co. PLC	41,900	6,062,930
Tobacco - 22.3%
Tobacco - 22.3%
Altria Group, Inc.	799,123	46,516,950
British American Tobacco PLC sponsored ADR	1,206,983	133,311,272
ITC Ltd.	796,757	3,936,828
Philip Morris International, Inc.	368,947	32,434,131
Reynolds American, Inc.	1,151,644	53,148,371
		269,347,552
TOTAL COMMON STOCKS
(Cost $868,395,734)		1,180,197,779

Nonconvertible Preferred Stocks - 0.1%
Beverages - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR
(Cost $272,139)	160,975	717,949

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.33% (c)	28,626,408	28,626,408
Fidelity Securities Lending Cash Central Fund, 0.35% (c)(d)	24,663,207	24,663,207
TOTAL MONEY MARKET FUNDS
(Cost $53,289,615)		53,289,615
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $921,957,488)		1,234,205,343
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(25,306,667)
NET ASSETS - 100%		$1,208,898,676

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,722
Fidelity Securities Lending Cash Central Fund	32,861
Total	$52,583

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,180,197,779	$1,141,351,742	$38,846,037	$--
Nonconvertible Preferred Stocks	717,949	717,949	--	--
Money Market Funds	53,289,615	53,289,615	--	--
Total Investments in Securities:	$1,234,205,343	$1,195,359,306	$38,846,037	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $926,132,801. Net unrealized appreciation aggregated $308,072,542, of which $340,172,725 related to appreciated investment securities and $32,100,183 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Health Care Central Fund

December 31, 2015

HCCIP-QTLY-0216
1.842158.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Biotechnology - 24.7%
Biotechnology - 24.7%
AbbVie, Inc.	1,620,000	$95,968,800
Ablynx NV (a)	353,400	6,108,434
Acceleron Pharma, Inc. (a)	109,332	5,331,028
Acorda Therapeutics, Inc. (a)	155,600	6,656,568
Actelion Ltd.	67,508	9,379,808
Advaxis, Inc. (a)(b)	300,000	3,018,000
Alnylam Pharmaceuticals, Inc. (a)	109,296	10,289,125
AMAG Pharmaceuticals, Inc. (a)(b)	219,700	6,632,743
Amgen, Inc.	376,026	61,040,301
Amicus Therapeutics, Inc. (a)	504,700	4,895,590
Anacor Pharmaceuticals, Inc. (a)	188,764	21,324,669
Arena Pharmaceuticals, Inc. (a)	1,563,500	2,970,650
Array BioPharma, Inc. (a)	600,401	2,533,692
Biogen, Inc. (a)	34,361	10,526,492
BioMarin Pharmaceutical, Inc. (a)	270,700	28,358,532
bluebird bio, Inc. (a)	16,300	1,046,786
Blueprint Medicines Corp.	125,700	3,310,938
Cara Therapeutics, Inc. (a)	176,345	2,973,177
Celgene Corp. (a)	84,300	10,095,768
Cellectis SA sponsored ADR	147,400	4,573,822
Curis, Inc. (a)	1,273,400	3,705,594
CytomX Therapeutics, Inc. (a)	90,400	1,886,648
Edge Therapeutics, Inc. (a)	113,500	1,418,750
Gilead Sciences, Inc.	186,882	18,910,590
Heron Therapeutics, Inc. (a)(b)	107,400	2,867,580
Insmed, Inc. (a)	538,528	9,774,283
Intercept Pharmaceuticals, Inc. (a)	67,924	10,144,449
Neurocrine Biosciences, Inc. (a)	167,165	9,456,524
ProNai Therapeutics, Inc. (a)	62,464	939,459
Puma Biotechnology, Inc. (a)(b)	239,218	18,754,691
Regeneron Pharmaceuticals, Inc. (a)	17,700	9,608,799
Spark Therapeutics, Inc. (b)	89,923	4,074,411
TESARO, Inc. (a)	175,100	9,161,232
Ultragenyx Pharmaceutical, Inc. (a)	136,000	15,256,480
United Therapeutics Corp. (a)	63,200	9,897,752
Vertex Pharmaceuticals, Inc. (a)	371,200	46,708,096
Xencor, Inc. (a)	193,600	2,830,432
		472,430,693
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (c)	7,167	1,004,813
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc. (b)	233,700	5,632,170
Health Care Equipment & Supplies - 21.7%
Health Care Equipment - 20.9%
Boston Scientific Corp. (a)	4,293,100	79,164,764
CONMED Corp.	225,110	9,916,096
Edwards Lifesciences Corp. (a)	311,484	24,601,006
HeartWare International, Inc. (a)	130,000	6,552,000
LivaNova PLC (a)	146,100	8,673,957
Medtronic PLC	2,284,300	175,708,355
Neovasc, Inc. (a)	800,000	3,600,000
Nevro Corp. (a)	211,900	14,305,369
Novocure Ltd. (a)(b)	115,100	2,573,636
ResMed, Inc.	208,600	11,199,734
St. Jude Medical, Inc.	404,800	25,004,496
Steris PLC	118,217	8,906,469
Wright Medical Group NV (a)	819,344	19,811,738
Zeltiq Aesthetics, Inc. (a)	187,671	5,354,254
Zimmer Biomet Holdings, Inc.	55,000	5,642,450
		401,014,324
Health Care Supplies - 0.8%
The Cooper Companies, Inc.	110,000	14,762,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		415,776,324

Health Care Providers & Services - 14.2%
Health Care Distributors & Services - 3.6%
Amplifon SpA	562,843	4,875,588
EBOS Group Ltd.	900,000	8,463,881
McKesson Corp.	252,655	49,831,146
United Drug PLC (United Kingdom)	618,700	5,436,042
		68,606,657
Health Care Facilities - 3.3%
AmSurg Corp. (a)	100,000	7,600,000
Brookdale Senior Living, Inc. (a)	300,245	5,542,523
HCA Holdings, Inc. (a)	249,900	16,900,737
Surgical Care Affiliates, Inc. (a)	375,276	14,939,738
Universal Health Services, Inc. Class B	152,000	18,162,480
		63,145,478
Health Care Services - 1.5%
Adeptus Health, Inc. Class A (a)(b)	74,800	4,078,096
DaVita HealthCare Partners, Inc. (a)	237,000	16,521,270
Envision Healthcare Holdings, Inc. (a)	354,696	9,211,455
		29,810,821
Managed Health Care - 5.8%
Aetna, Inc.	80,000	8,649,600
Cigna Corp.	328,300	48,040,139
UnitedHealth Group, Inc.	460,700	54,196,748
		110,886,487

TOTAL HEALTH CARE PROVIDERS& SERVICES		272,449,443

Health Care Technology - 3.4%
Health Care Technology - 3.4%
athenahealth, Inc. (a)(b)	166,900	26,865,893
Castlight Health, Inc. (a)	700,500	2,991,135
Castlight Health, Inc. Class B (a)(b)	68,800	293,776
Cerner Corp. (a)	121,363	7,302,412
Connecture, Inc.	500,000	1,805,000
Evolent Health, Inc. (b)	159,416	1,930,528
HealthStream, Inc. (a)	399,087	8,779,914
Medidata Solutions, Inc. (a)	313,800	15,467,202
		65,435,860
Life Sciences Tools & Services - 2.8%
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	838,400	35,053,504
Bruker Corp. (a)	514,800	12,494,196
PRA Health Sciences, Inc. (a)	150,000	6,790,500
		54,338,200
Pharmaceuticals - 30.0%
Pharmaceuticals - 30.0%
Allergan PLC (a)	442,807	138,377,188
Amphastar Pharmaceuticals, Inc. (a)	381,704	5,431,648
Astellas Pharma, Inc.	920,000	13,096,904
Bristol-Myers Squibb Co.	646,900	44,500,251
Catalent, Inc. (a)	358,170	8,964,995
Dechra Pharmaceuticals PLC	364,700	5,876,413
Eisai Co. Ltd.	206,400	13,653,523
Endo Health Solutions, Inc. (a)	445,700	27,285,754
Horizon Pharma PLC (a)	448,300	9,714,661
Jazz Pharmaceuticals PLC (a)	145,992	20,520,636
Jiangsu Hengrui Medicine Co. Ltd.	975,611	7,356,557
Lee's Pharmaceutical Holdings Ltd.	3,091,500	3,858,328
Mylan N.V.	580,000	31,360,600
Perrigo Co. PLC	147,400	21,328,780
Pfizer, Inc.	1,000,000	32,280,000
Prestige Brands Holdings, Inc. (a)	250,285	12,884,672
Sanofi SA sponsored ADR	307,000	13,093,550
SCYNEXIS, Inc. (a)	400,000	2,484,000
Shire PLC sponsored ADR	41,913	8,592,165
Sun Pharmaceutical Industries Ltd.	690,014	8,529,151
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,699,900	111,581,436
The Medicines Company (a)(b)	178,700	6,672,658
TherapeuticsMD, Inc. (a)(b)	1,179,662	12,233,095
UCB SA	55,500	5,019,986
Valeant Pharmaceuticals International, Inc. (Canada) (a)	104,800	10,645,868
		575,342,819
Professional Services - 0.6%
Human Resource & Employment Services - 0.6%
WageWorks, Inc. (a)	250,293	11,355,793
TOTAL COMMON STOCKS
(Cost $1,535,620,703)		1,873,766,115

Convertible Preferred Stocks - 0.2%
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $2,885,246)	438,101	3,824,622

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.33% (d)	43,408,502	43,408,502
Fidelity Securities Lending Cash Central Fund, 0.35% (d)(e)	42,660,450	42,660,450
TOTAL MONEY MARKET FUNDS
(Cost $86,068,952)		86,068,952
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $1,624,574,901)		1,963,659,689
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(47,217,033)
NET ASSETS - 100%		$1,916,442,656

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,829,435 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
RPI International Holdings LP	5/21/15	$844,989

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,793
Fidelity Securities Lending Cash Central Fund	138,076
Total	$174,869

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,873,766,115	$1,812,011,443	$60,749,859	$1,004,813
Convertible Preferred Stocks	3,824,622	--	--	3,824,622
Money Market Funds	86,068,952	86,068,952	--	--
Total Investments in Securities:	$1,963,659,689	$1,898,080,395	$60,749,859	$4,829,435

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,636,970,971. Net unrealized appreciation aggregated $326,688,718, of which $425,636,461 related to appreciated investment securities and $98,947,743 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Utilities Central Fund

December 31, 2015

UTCIP-QTLY-0216
1.842153.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Electric Utilities - 46.2%
Electric Utilities - 46.2%
Edison International	297,283	$17,602,126
Exelon Corp.	1,724,700	47,894,919
FirstEnergy Corp.	441,501	14,008,827
ITC Holdings Corp.	240,300	9,431,775
NextEra Energy, Inc.	673,942	70,015,835
OGE Energy Corp.	277,849	7,304,650
PNM Resources, Inc.	182,500	5,579,025
PPL Corp.	584,226	19,939,633
		191,776,790
Independent Power and Renewable Electricity Producers - 12.1%
Independent Power Producers & Energy Traders - 10.7%
Black Hills Corp. (a)	75,226	3,492,743
Calpine Corp. (b)	1,129,122	16,338,395
Dynegy, Inc. (b)	585,900	7,851,060
NRG Energy, Inc.	754,312	8,878,252
NRG Yield, Inc. Class C (a)	212,110	3,130,744
The AES Corp.	510,400	4,884,528
		44,575,722
Renewable Electricity - 1.4%
Pattern Energy Group, Inc. (a)	131,100	2,741,301
Terraform Power, Inc. (a)	227,600	2,863,208
		5,604,509

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		50,180,231

Media - 3.5%
Cable & Satellite - 3.5%
Comcast Corp. Class A	255,000	14,389,650
Multi-Utilities - 33.2%
Multi-Utilities - 33.2%
Avangrid, Inc. (b)	385,800	14,814,720
Dominion Resources, Inc.	525,909	35,572,485
DTE Energy Co.	204,206	16,375,279
NiSource, Inc.	598,373	11,674,257
PG&E Corp.	368,769	19,614,823
Sempra Energy	419,879	39,472,825
		137,524,389
Oil, Gas & Consumable Fuels - 1.6%
Oil & Gas Storage & Transport - 1.6%
Cheniere Energy Partners LP Holdings LLC	391,672	6,815,093
Real Estate Investment Trusts - 2.3%
Specialized REITs - 2.3%
Crown Castle International Corp.	110,000	9,509,500
TOTAL COMMON STOCKS
(Cost $390,087,297)		410,195,653

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.33% (c)	2,388,644	2,388,644
Fidelity Securities Lending Cash Central Fund, 0.35% (c)(d)	3,804,150	3,804,150
TOTAL MONEY MARKET FUNDS
(Cost $6,192,794)		6,192,794
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $396,280,091)		416,388,447
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,544,047)
NET ASSETS - 100%		$414,844,400

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,807
Fidelity Securities Lending Cash Central Fund	2,539
Total	$6,346

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $399,129,240. Net unrealized appreciation aggregated $17,259,207, of which $43,305,199 related to appreciated investment securities and $26,045,992 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 1

December 31, 2015

HP1-QTLY-0216
1.811332.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.5%
	Principal Amount	Value
Aerospace - 0.3%
Orbital ATK, Inc. 5.5% 10/1/23 (a)	$2,430,000	$2,466,450
TransDigm, Inc. 6.5% 5/15/25 (a)	865,000	837,969

TOTAL AEROSPACE		3,304,419

Air Transportation - 2.0%
Air Canada 6.625% 5/15/18 (a)	3,030,000	3,033,788
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	3,410,000	3,213,925
Allegiant Travel Co. 5.5% 7/15/19	2,040,000	2,065,500
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	1,695,000	1,614,488
5.5% 10/1/19 (a)	1,590,000	1,570,125
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	176,981	178,309
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,172,956	1,284,386
6.125% 4/29/18	190,000	193,800
9.25% 5/10/17	181,433	193,000
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (a)	1,010,000	1,013,788
8.021% 8/10/22	712,414	799,685
U.S. Airways Group, Inc. 6.125% 6/1/18	2,855,000	2,904,963
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	948,225
Series 2013-1 Class B, 5.375% 5/15/23	177,780	177,780
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	479,837	512,226
9.75% 1/15/17	437,750	461,827
12% 1/15/16 (a)	73,333	74,066
United Continental Holdings, Inc.:
6% 12/1/20	1,280,000	1,327,200
6.375% 6/1/18	80,000	83,250

TOTAL AIR TRANSPORTATION		21,650,331

Automotive & Auto Parts - 0.6%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	2,550,000	2,333,250
ZF North America Capital, Inc.:
4% 4/29/20 (a)	1,415,000	1,426,674
4.75% 4/29/25 (a)	3,250,000	3,095,625

TOTAL AUTOMOTIVE & AUTO PARTS		6,855,549

Banks & Thrifts - 0.3%
Ally Financial, Inc. 5.75% 11/20/25	935,000	946,688
Ocwen Financial Corp. 6.625% 5/15/19	2,985,000	2,626,800

TOTAL BANKS & THRIFTS		3,573,488

Broadcasting - 1.0%
Clear Channel Communications, Inc.:
5.5% 12/15/16	4,575,000	4,048,875
6.875% 6/15/18	1,825,000	1,076,750
9% 12/15/19	5,405,000	3,945,650
10% 1/15/18	2,215,000	841,700
iHeartCommunications, Inc. 10.625% 3/15/23	1,715,000	1,203,073

TOTAL BROADCASTING		11,116,048

Building Materials - 1.1%
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (a)	705,000	718,219
Builders FirstSource, Inc. 10.75% 8/15/23 (a)	4,000,000	3,970,000
Building Materials Corp. of America:
5.375% 11/15/24 (a)	1,440,000	1,436,400
6% 10/15/25 (a)	2,100,000	2,142,000
Building Materials Holding Corp. 9% 9/15/18 (a)	1,310,000	1,362,400
USG Corp. 5.5% 3/1/25 (a)	2,010,000	2,040,150

TOTAL BUILDING MATERIALS		11,669,169

Cable/Satellite TV - 2.8%
Altice SA:
5.375% 7/15/23 (a)	1,625,000	1,629,063
7.75% 7/15/25 (a)	1,140,000	1,043,100
7.75% 7/15/25 (a)	1,020,000	933,300
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	665,000	665,831
5.125% 5/1/23 (a)	2,740,000	2,740,000
5.875% 5/1/27 (a)	1,025,000	1,019,875
CCOH Safari LLC 5.75% 2/15/26 (a)	2,160,000	2,165,400
Cogeco Cable, Inc. 4.875% 5/1/20 (a)	1,870,000	1,865,325
DISH DBS Corp. 5.125% 5/1/20	8,725,000	8,637,750
Midcontinent Communications & Midcontinent Finance Corp. 6.875% 8/15/23 (a)	4,685,000	4,743,563
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	2,745,000	2,772,450
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (a)(b)	110,000	101,585
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)	1,970,000	1,883,813

TOTAL CABLE/SATELLITE TV		30,201,055

Capital Goods - 0.3%
General Cable Corp. 5.75% 10/1/22 (b)	1,140,000	877,800
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	2,245,000	2,346,025

TOTAL CAPITAL GOODS		3,223,825

Chemicals - 0.8%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (a)	1,205,000	1,299,894
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	2,640,000	1,531,200
LSB Industries, Inc. 7.75% 8/1/19	1,530,000	1,269,900
NOVA Chemicals Corp. 5% 5/1/25 (a)	1,465,000	1,413,725
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	1,790,000	1,772,100
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	1,365,000	1,180,725

TOTAL CHEMICALS		8,467,544

Containers - 1.6%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	6,873,526	6,748,336
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.512% 12/15/19 (a)(b)	2,500,000	2,443,750
7% 11/15/20 (a)	1,267,059	1,244,885
Ball Corp. 5.25% 7/1/25	2,115,000	2,162,588
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (a)	1,200,000	1,161,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	865,000	709,300
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (a)	1,355,000	1,375,325
6.375% 8/15/25 (a)	1,355,000	1,392,263
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	385,000	391,618

TOTAL CONTAINERS		17,629,065

Diversified Financial Services - 4.3%
Aircastle Ltd. 5.125% 3/15/21	800,000	822,000
FLY Leasing Ltd.:
6.375% 10/15/21	6,670,000	6,636,650
6.75% 12/15/20	2,505,000	2,567,249
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,150,000	1,139,650
5.875% 2/1/22	13,020,000	12,727,050
6% 8/1/20	2,400,000	2,420,160
ILFC E-Capital Trust I 4.49% 12/21/65 (a)(b)	1,810,000	1,647,100
ILFC E-Capital Trust II 4.74% 12/21/65 (a)(b)	4,120,000	3,800,700
International Lease Finance Corp. 6.25% 5/15/19	580,000	621,325
Navient Corp.:
5% 10/26/20	505,000	443,138
5.875% 3/25/21	1,430,000	1,272,700
5.875% 10/25/24	8,855,000	7,084,000
SLM Corp.:
4.875% 6/17/19	1,085,000	998,200
5.5% 1/15/19	1,515,000	1,416,525
5.5% 1/25/23	4,385,000	3,540,668
6.125% 3/25/24	485,000	395,275

TOTAL DIVERSIFIED FINANCIAL SERVICES		47,532,390

Diversified Media - 0.7%
MDC Partners, Inc. 6.75% 4/1/20 (a)	4,075,000	4,197,250
WMG Acquisition Corp.:
6% 1/15/21 (a)	1,010,000	1,015,050
6.75% 4/15/22 (a)	3,407,000	2,964,090

TOTAL DIVERSIFIED MEDIA		8,176,390

Energy - 8.4%
Antero Resources Corp.:
5.125% 12/1/22	1,280,000	972,800
5.625% 6/1/23 (a)	865,000	674,700
Baytex Energy Corp.:
5.125% 6/1/21 (a)	675,000	475,875
5.625% 6/1/24 (a)	750,000	502,500
California Resources Corp.:
5% 1/15/20	265,000	94,406
8% 12/15/22 (a)	708,000	372,585
Chesapeake Energy Corp.:
4.875% 4/15/22	1,710,000	474,628
6.125% 2/15/21	1,000,000	282,000
8% 12/15/22 (a)	737,000	361,130
Citgo Holding, Inc. 10.75% 2/15/20 (a)	860,000	834,200
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,995,000	1,915,200
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	3,185,000	3,044,701
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	680,000	659,600
Denbury Resources, Inc.:
5.5% 5/1/22	2,625,000	871,448
6.375% 8/15/21	1,285,000	462,600
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	3,020,000	2,687,800
Energy Transfer Equity LP 5.5% 6/1/27	1,405,000	1,067,800
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	3,085,000	1,542,500
7.75% 9/1/22	3,065,000	1,563,150
9.375% 5/1/20	5,500,000	3,506,250
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	530,000	435,925
6% 10/1/22	3,595,000	2,929,925
Forbes Energy Services Ltd. 9% 6/15/19	4,090,000	1,963,200
Forum Energy Technologies, Inc. 6.25% 10/1/21	4,035,000	3,349,050
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22	2,600,000	2,210,000
Gibson Energy, Inc. 6.75% 7/15/21 (a)	1,075,000	1,029,313
Halcon Resources Corp. 8.625% 2/1/20 (a)	3,170,000	2,187,300
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,625,000	2,178,750
5.75% 10/1/25 (a)	1,355,000	1,178,850
Hornbeck Offshore Services, Inc.:
5% 3/1/21	2,689,000	1,828,520
5.875% 4/1/20	1,205,000	831,450
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	2,525,000	1,010,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,925,000	1,944,250
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)	1,830,000	942,450
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,380,000	1,255,800
Rice Energy, Inc.:
6.25% 5/1/22	5,925,000	4,266,000
7.25% 5/1/23 (a)	2,420,000	1,766,600
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 11/15/23 (a)	2,375,000	1,686,250
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	7,480,000	6,881,600
5.625% 3/1/25 (a)	4,335,000	3,668,494
5.75% 5/15/24	3,080,000	2,679,600
SemGroup Corp. 7.5% 6/15/21	1,980,000	1,772,100
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (a)	2,020,000	1,913,950
6.375% 4/1/23 (a)	2,380,000	2,237,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.75% 3/15/24 (a)	1,985,000	1,692,213
6.875% 2/1/21	910,000	823,550
Teine Energy Ltd. 6.875% 9/30/22 (a)	3,555,000	2,861,775
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	1,510,000	1,434,500
6.25% 10/15/22 (a)	2,930,000	2,776,175
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,340,000	1,279,700
Western Refining, Inc. 6.25% 4/1/21	2,105,000	2,020,800
Whiting Petroleum Corp. 5% 3/15/19	3,620,000	2,733,100
WPX Energy, Inc. 7.5% 8/1/20	1,665,000	1,348,650

TOTAL ENERGY		91,482,913

Entertainment/Film - 0.1%
New Cotai LLC / New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,047,093	1,499,069
Environmental - 0.3%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,730,000	3,692,700
Food & Drug Retail - 0.5%
SUPERVALU, Inc.:
6.75% 6/1/21	1,550,000	1,402,750
7.75% 11/15/22	830,000	753,225
Tesco PLC 6.15% 11/15/37 (a)	1,625,000	1,409,140
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (a)	2,365,000	2,329,525

TOTAL FOOD & DRUG RETAIL		5,894,640

Food/Beverage/Tobacco - 3.9%
ESAL GmbH 6.25% 2/5/23 (a)	11,280,000	9,954,600
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (a)	2,745,000	2,854,800
JBS Investments GmbH:
7.25% 4/3/24 (a)	8,914,000	8,134,025
7.75% 10/28/20 (a)	3,035,000	2,913,600
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	735,000	639,450
5.875% 7/15/24 (a)	815,000	737,575
7.25% 6/1/21 (a)	870,000	863,475
7.25% 6/1/21 (a)	2,330,000	2,312,525
8.25% 2/1/20 (a)	1,410,000	1,410,000
Minerva Luxembourg SA 7.75% 1/31/23 (a)	6,836,000	6,425,840
Vector Group Ltd. 7.75% 2/15/21	6,025,000	6,356,375

TOTAL FOOD/BEVERAGE/TOBACCO		42,602,265

Gaming - 3.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	2,640,000	2,164,800
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (a)	845,000	849,225
MCE Finance Ltd. 5% 2/15/21 (a)	10,635,000	9,677,850
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	1,415,000	1,344,250
Scientific Games Corp.:
6.625% 5/15/21	7,030,000	3,304,100
7% 1/1/22 (a)	1,695,000	1,618,725
10% 12/1/22	3,760,000	2,669,600
Wynn Macau Ltd. 5.25% 10/15/21 (a)	12,590,000	11,079,200

TOTAL GAMING		32,707,750

Healthcare - 5.7%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	2,725,000	2,398,000
Community Health Systems, Inc.:
6.875% 2/1/22	2,460,000	2,333,925
7.125% 7/15/20	2,585,000	2,575,306
Endo Finance LLC 5.375% 1/15/23 (a)	975,000	955,500
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (a)	2,435,000	2,422,825
HCA Holdings, Inc. 5.875% 2/15/26	4,045,000	4,060,169
HealthSouth Corp.:
5.125% 3/15/23	545,000	521,838
5.75% 11/1/24	4,055,000	3,867,456
5.75% 11/1/24 (a)	610,000	581,788
5.75% 9/15/25 (a)	3,580,000	3,329,400
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (a)	1,180,000	1,050,200
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (a)	935,000	911,625
Kindred Healthcare, Inc.:
8% 1/15/20	885,000	827,475
8.75% 1/15/23	2,325,000	2,139,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	445,000	428,313
5.5% 4/15/25 (a)	415,000	381,800
Molina Healthcare, Inc. 5.375% 11/15/22 (a)	1,310,000	1,310,000
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	730,000	753,725
Team Health, Inc. 7.25% 12/15/23 (a)	1,810,000	1,873,350
Tenet Healthcare Corp.:
5% 3/1/19	655,000	604,238
6% 10/1/20	290,000	305,225
6.75% 6/15/23	10,650,000	9,877,875
8.125% 4/1/22	8,565,000	8,543,588
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	3,655,000	3,435,700
5.875% 5/15/23 (a)	1,260,000	1,124,550
6.75% 8/15/18 (a)	2,450,000	2,427,950
7.5% 7/15/21 (a)	1,010,000	1,007,475
VPI Escrow Corp. 6.375% 10/15/20 (a)	2,680,000	2,586,200

TOTAL HEALTHCARE		62,634,496

Homebuilders/Real Estate - 2.8%
Calatlantic Group, Inc. 5.875% 11/15/24	580,000	606,100
CBRE Group, Inc. 5% 3/15/23	4,260,000	4,281,679
Communications Sales & Leasing, Inc. 8.25% 10/15/23	930,000	785,850
Howard Hughes Corp. 6.875% 10/1/21 (a)	2,515,000	2,565,300
Lennar Corp. 4.875% 12/15/23	2,195,000	2,184,025
M/I Homes, Inc. 6.75% 1/15/21 (a)	2,730,000	2,689,050
Meritage Homes Corp. 6% 6/1/25	1,210,000	1,206,975
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	2,495,000	2,495,000
5.625% 3/1/24 (a)	1,815,000	1,740,131
5.875% 4/15/23 (a)	950,000	938,125
TRI Pointe Homes, Inc.:
4.375% 6/15/19	290,000	283,475
5.875% 6/15/24	2,770,000	2,693,825
William Lyon Homes, Inc.:
5.75% 4/15/19	4,580,000	4,511,300
7% 8/15/22 (a)	475,000	476,188
7% 8/15/22	3,095,000	3,102,738

TOTAL HOMEBUILDERS/REAL ESTATE		30,559,761

Insurance - 0.4%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (a)	4,580,000	4,305,200
Leisure - 0.7%
24 Hour Holdings III LLC 8% 6/1/22 (a)	1,875,000	1,523,438
NCL Corp. Ltd. 4.625% 11/15/20 (a)	3,150,000	3,084,543
Speedway Motorsports, Inc. 5.125% 2/1/23	3,505,000	3,469,950

TOTAL LEISURE		8,077,931

Metals/Mining - 1.5%
CONSOL Energy, Inc.:
5.875% 4/15/22	5,405,000	3,351,100
8% 4/1/23 (a)	1,720,000	1,143,800
First Quantum Minerals Ltd.:
6.75% 2/15/20 (a)	4,995,000	3,221,775
7.25% 5/15/22 (a)	2,190,000	1,352,216
Lundin Mining Corp.:
7.5% 11/1/20 (a)	1,690,000	1,584,375
7.875% 11/1/22 (a)	2,975,000	2,737,000
Murray Energy Corp. 11.25% 4/15/21 (a)	4,705,000	858,663
New Gold, Inc. 6.25% 11/15/22 (a)	1,650,000	1,311,750
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	815,000	692,750

TOTAL METALS/MINING		16,253,429

Paper - 0.4%
Sappi Papier Holding GmbH 6.625% 4/15/21 (a)	3,943,000	3,982,430
Publishing/Printing - 1.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (b)	2,770,000	2,936,200
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	5,840,000	5,781,600
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	7,100,000	6,567,500
7% 2/15/22	320,000	302,800
7.875% 3/15/21	1,135,000	1,173,590

TOTAL PUBLISHING/PRINTING		16,761,690

Services - 3.7%
ADT Corp.:
3.5% 7/15/22	2,525,000	2,259,875
4.125% 4/15/19	1,085,000	1,116,194
5.25% 3/15/20	1,250,000	1,312,500
APX Group, Inc.:
6.375% 12/1/19	11,070,000	10,599,525
8.75% 12/1/20	7,641,000	6,208,313
Aramark Services, Inc. 5.125% 1/15/24 (a)	1,100,000	1,120,625
Audatex North America, Inc.:
6% 6/15/21 (a)	3,100,000	3,123,250
6.125% 11/1/23 (a)	1,360,000	1,368,500
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	2,055,000	1,849,500
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (a)	1,215,000	1,044,900
Everi Payments, Inc. 10% 1/15/22	2,360,000	2,076,800
Garda World Security Corp.:
7.25% 11/15/21 (a)	5,665,000	4,871,900
7.25% 11/15/21 (a)	205,000	176,300
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (a)	2,125,000	1,275,000
The GEO Group, Inc. 5.875% 1/15/22	1,670,000	1,644,950

TOTAL SERVICES		40,048,132

Steel - 1.0%
Evraz, Inc. NA Canada 7.5% 11/15/19 (a)	1,625,000	1,519,375
Steel Dynamics, Inc.:
5.125% 10/1/21	2,415,000	2,233,875
5.25% 4/15/23	1,960,000	1,788,500
5.5% 10/1/24	2,090,000	1,907,125
6.125% 8/15/19	3,320,000	3,344,900

TOTAL STEEL		10,793,775

Super Retail - 2.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	4,205,000	4,169,258
JC Penney Corp., Inc.:
5.65% 6/1/20	17,581,000	14,064,800
7.4% 4/1/37	3,420,000	2,257,200
8.125% 10/1/19	2,060,000	1,864,300
L Brands, Inc. 6.875% 11/1/35 (a)	1,395,000	1,433,363
Sally Holdings LLC 5.625% 12/1/25	1,105,000	1,116,050

TOTAL SUPER RETAIL		24,904,971

Technology - 5.9%
ADT Corp.:
4.125% 6/15/23	9,665,000	9,036,775
6.25% 10/15/21	1,010,000	1,054,996
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	3,925,000	3,944,625
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,630,000	2,498,500
Emdeon, Inc. 6% 2/15/21 (a)	440,000	409,200
Italics Merger Sub, Inc. 7.125% 7/15/23 (a)	1,730,000	1,565,650
Lucent Technologies, Inc.:
6.45% 3/15/29	15,735,000	15,931,666
6.5% 1/15/28	4,140,000	4,160,700
Micron Technology, Inc.:
5.25% 8/1/23 (a)	2,225,000	1,996,938
5.25% 1/15/24 (a)	1,375,000	1,210,000
5.5% 2/1/25	4,635,000	4,032,450
5.625% 1/15/26 (a)	5,390,000	4,662,350
5.875% 2/15/22	695,000	675,888
Nuance Communications, Inc. 5.375% 8/15/20 (a)	920,000	921,214
NXP BV/NXP Funding LLC 4.625% 6/15/22 (a)	3,645,000	3,581,213
Qorvo, Inc.:
6.75% 12/1/23 (a)	2,200,000	2,244,000
7% 12/1/25 (a)	2,200,000	2,266,000
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	1,100,000	1,061,500
Sensata Technologies BV 5% 10/1/25 (a)	1,450,000	1,417,375
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,935,000	2,012,400

TOTAL TECHNOLOGY		64,683,440

Telecommunications - 14.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (a)	1,968,000	2,073,780
8.875% 1/1/20 (a)	965,000	1,022,900
Altice Financing SA:
6.5% 1/15/22 (a)	200,000	198,000
6.625% 2/15/23 (a)	1,690,000	1,668,875
Altice Finco SA:
7.625% 2/15/25 (a)	3,705,000	3,427,125
9.875% 12/15/20 (a)	2,530,000	2,694,450
Altice SA:
7.625% 2/15/25 (a)	1,095,000	944,438
7.75% 5/15/22 (a)	13,430,000	12,120,575
Columbus International, Inc. 7.375% 3/30/21 (a)	8,430,000	8,345,700
Digicel Group Ltd.:
6% 4/15/21 (a)	8,425,000	7,098,063
6.75% 3/1/23 (a)	1,420,000	1,185,700
7% 2/15/20 (a)	200,000	182,000
7.125% 4/1/22 (a)	3,995,000	2,996,250
8.25% 9/30/20 (a)	3,950,000	3,258,750
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	9,000,000	7,560,000
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	2,015,000	1,984,775
GCI, Inc.:
6.75% 6/1/21	1,625,000	1,649,375
6.875% 4/15/25	5,390,000	5,511,275
Intelsat Jackson Holdings SA 5.5% 8/1/23	1,870,000	1,467,950
Intelsat Luxembourg SA 7.75% 6/1/21	1,705,000	797,088
Millicom International Cellular SA 6% 3/15/25 (a)	4,435,000	3,769,750
Neptune Finco Corp.:
6.625% 10/15/25 (a)	980,000	1,019,200
10.125% 1/15/23 (a)	4,865,000	5,071,763
10.875% 10/15/25 (a)	4,635,000	4,855,163
Numericable Group SA:
4.875% 5/15/19 (a)	1,080,000	1,070,550
6% 5/15/22 (a)	2,250,000	2,182,500
6.25% 5/15/24 (a)	6,880,000	6,639,200
Sable International Finance Ltd. 6.875% 8/1/22 (a)	4,160,000	4,014,400
Sprint Capital Corp.:
6.875% 11/15/28	16,770,000	11,697,075
8.75% 3/15/32	8,585,000	6,438,750
Sprint Communications, Inc.:
7% 3/1/20 (a)	540,000	541,350
9% 11/15/18 (a)	345,000	363,113
Sprint Corp.:
7.25% 9/15/21	5,590,000	4,218,773
7.625% 2/15/25	3,425,000	2,500,250
7.875% 9/15/23	3,685,000	2,767,435
T-Mobile U.S.A., Inc.:
6% 3/1/23	4,960,000	5,022,000
6.375% 3/1/25	8,745,000	8,832,450
6.464% 4/28/19	1,070,000	1,101,907
6.5% 1/15/24	3,255,000	3,320,100
6.5% 1/15/26	1,870,000	1,887,746
6.542% 4/28/20	2,430,000	2,533,275
6.625% 4/1/23	4,900,000	4,998,000
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	3,395,000	3,361,050
7.375% 4/23/21 (a)	2,000,000	1,890,000
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	2,000,000	1,860,000

TOTAL TELECOMMUNICATIONS		158,142,869

Transportation Ex Air/Rail - 1.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,620,000	4,030,950
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	5,280,000	2,640,000
8.125% 2/15/19	5,995,000	2,577,850
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	450,000	294,750
Teekay Corp. 8.5% 1/15/20 (a)	1,250,000	843,750

TOTAL TRANSPORTATION EX AIR/RAIL		10,387,300

Utilities - 6.1%
Calpine Corp.:
5.375% 1/15/23	2,725,000	2,445,688
5.75% 1/15/25	1,305,000	1,154,925
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,030,000	11,428,500
Dynegy, Inc.:
6.75% 11/1/19	7,860,000	7,388,400
7.375% 11/1/22	6,950,000	6,046,500
7.625% 11/1/24	14,115,000	12,065,502
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	455,000	364,000
7% 6/15/23	4,675,000	3,833,500
NRG Energy, Inc.:
6.25% 7/15/22	1,085,000	924,420
6.25% 5/1/24	9,200,000	7,729,840
NSG Holdings II, LLC 7.75% 12/15/25 (a)	5,144,467	5,556,024
PPL Energy Supply LLC 6.5% 6/1/25 (a)	750,000	495,000
RJS Power Holdings LLC 5.125% 7/15/19 (a)	4,320,000	3,240,000
The AES Corp.:
4.875% 5/15/23	3,975,000	3,478,125
7.375% 7/1/21	1,045,000	1,065,900

TOTAL UTILITIES		67,216,324

TOTAL NONCONVERTIBLE BONDS
(Cost $965,978,557)		870,030,358

Commercial Mortgage Securities - 0.0%
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (Cost $58,276)(a)(b)	112,623	85,166
	Shares	Value

Common Stocks - 0.0%
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (c)
(Cost $584,498)	0*	62,408
	Principal Amount	Value

Bank Loan Obligations - 8.2%
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	1,413,079	1,374,219
Air Transportation - 0.1%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	1,084,050	1,071,312
Broadcasting - 0.2%
Clear Channel Communications, Inc. Tranche D, term loan 7.1739% 1/30/19 (b)	2,515,000	1,755,118
Building Materials - 0.7%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (b)	2,748,113	2,724,067
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	2,640,944	2,513,307
Tranche 2LN, term loan 7.75% 4/1/22 (b)	180,000	164,700
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	2,553,600	2,419,536

TOTAL BUILDING MATERIALS		7,821,610

Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,910,000	2,901,823
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	379,516	364,715
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	328,333	315,528
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	3,975,000	3,811,747

TOTAL CABLE/SATELLITE TV		7,393,813

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	2,098,169	2,028,678
Containers - 0.4%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	2,927,751	2,872,124
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	1,253,889	1,206,868

TOTAL CONTAINERS		4,078,992

Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	1,515,000	1,295,325
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	129,025	116,123
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	1,068,112	1,035,620

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,447,068

Energy - 0.2%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	2,200,000	1,466,674
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (b)	1,654,855	1,048,069

TOTAL ENERGY		2,514,743

Food/Beverage/Tobacco - 0.2%
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (b)	1,965,000	1,957,631
Gaming - 0.4%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	4,083,661	3,573,204
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	179,100	177,309
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	1,247,400	1,133,350

TOTAL GAMING		4,883,863

Healthcare - 0.5%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	965,150	936,196
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 10/20/18 (b)(d)	2,320,000	2,233,000
Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	2,235,000	2,151,188

TOTAL HEALTHCARE		5,320,384

Leisure - 0.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	2,593,646	2,415,333
Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	4,103,383	3,922,834
Services - 0.9%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	1,269,100	1,196,520
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	417,191	296,206
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	3,044,342	2,897,209
Tranche DD, term loan 4.0032% 11/8/20 (b)	778,785	741,147
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	4,404,472	3,633,690
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	1,479,261	1,331,335

TOTAL SERVICES		10,096,107

Super Retail - 0.5%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	2,809,347	2,755,267
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	2,348,200	2,283,037

TOTAL SUPER RETAIL		5,038,304

Technology - 1.4%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	3,775,000	3,639,742
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	2,009,950	1,957,550
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	2,733,527	2,710,757
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	678,793	663,520
Tranche B 1LN, term loan 5% 10/16/22 (b)	1,115,000	1,084,338
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (b)	1,010,000	986,013
Tranche B 1LN, term loan 4.75% 11/12/21 (b)	2,159,560	2,138,353
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	2,020,000	1,823,050

TOTAL TECHNOLOGY		15,003,323

Telecommunications - 0.4%
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (b)	1,820,000	1,801,800
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	2,591,709	2,517,845

TOTAL TELECOMMUNICATIONS		4,319,645

Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	1,522,670	1,429,407
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	2,355,000	2,249,025
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	1,741,887	1,230,939
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	1,625,000	1,486,875

TOTAL UTILITIES		6,396,246

TOTAL BANK LOAN OBLIGATIONS
(Cost $95,472,075)		89,839,223

Preferred Securities - 9.2%
Banks & Thrifts - 7.1%
BAC Capital Trust XIV 4% (b)(e)	790,000	584,947
Bank of America Corp.:
6.1% (b)(e)	4,010,000	4,136,371
6.25% (b)(e)	5,670,000	5,799,055
6.5% (b)(e)	2,740,000	2,921,338
Barclays Bank PLC 7.625% 11/21/22	6,585,000	7,555,225
Barclays PLC:
6.625% (b)(e)	11,745,000	11,640,987
8.25% (b)(e)	3,205,000	3,424,716
BNP Paribas SA 7.375% (a)(b)(e)	2,265,000	2,385,736
Credit Agricole SA 6.625% (a)(b)(e)	11,180,000	11,008,253
Deutsche Bank AG 7.5% (b)(e)	2,200,000	2,256,206
Goldman Sachs Group, Inc. 5.375% (b)(e)	4,825,000	4,831,893
JPMorgan Chase & Co.:
5.3% (b)(e)	2,070,000	2,080,623
6% (b)(e)	4,475,000	4,580,385
6.1% (b)(e)	1,565,000	1,596,978
6.75% (b)(e)	5,725,000	6,400,916
Royal Bank of Scotland Group PLC:
7.5% (b)(e)	1,355,000	1,411,452
8% (b)(e)	675,000	714,109
Societe Generale 8% (a)(b)(e)	2,350,000	2,443,357
Wells Fargo & Co. 5.875% (b)(e)	1,915,000	2,020,763

TOTAL BANKS & THRIFTS		77,793,310

Diversified Financial Services - 2.1%
American Express Co. 4.9% (b)(e)	3,695,000	3,563,970
Citigroup, Inc.:
5.875% (b)(e)	4,735,000	4,772,854
5.95% (b)(e)	3,000,000	2,910,548
5.95% (b)(e)	1,355,000	1,381,886
6.125% (b)(e)	3,935,000	4,046,149
6.3% (b)(e)	6,115,000	6,011,868

TOTAL DIVERSIFIED FINANCIAL SERVICES		22,687,275

TOTAL PREFERRED SECURITIES
(Cost $99,279,491)		100,480,585
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.33% (f)
(Cost $19,164,579)	19,164,579	19,164,579
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $1,180,537,476)		1,079,662,319
NET OTHER ASSETS (LIABILITIES) - 1.4%		14,937,891
NET ASSETS - 100%		$1,094,600,210

* Amount represents less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $440,582,005 or 40.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,610

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$62,408	$--	$--	$62,408
Corporate Bonds	870,030,358	--	870,030,358	--
Commercial Mortgage Securities	85,166	--	--	85,166
Bank Loan Obligations	89,839,223	--	89,839,223	--
Preferred Securities	100,480,585	--	100,480,585	--
Money Market Funds	19,164,579	19,164,579	--	--
Total Investments in Securities:	$1,079,662,319	$19,164,579	$1,060,350,166	$147,574

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,178,365,016. Net unrealized depreciation aggregated $98,702,697, of which $7,700,222 related to appreciated investment securities and $106,402,919 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Telecom Services Central Fund

December 31, 2015

TSCIP-QTLY-0216
1.842154.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Communications Equipment - 1.1%
Communications Equipment - 1.1%
Qualcomm Technologies, Inc.	24,100	$1,204,639
Ruckus Wireless, Inc. (a)	185,100	1,982,421
		3,187,060
Diversified Telecommunication Services - 70.6%
Alternative Carriers - 19.2%
8x8, Inc. (a)	455,517	5,215,670
Cogent Communications Group, Inc.	367,202	12,738,237
Globalstar, Inc. (a)(b)	2,006,400	2,889,216
Iliad SA	5,875	1,404,624
inContact, Inc. (a)	669,846	6,390,331
Iridium Communications, Inc. (a)(b)	316,680	2,663,279
Level 3 Communications, Inc. (a)	300,677	16,344,802
Lumos Networks Corp.	377,506	4,228,067
Towerstream Corp. (a)(b)	556,756	211,512
Vonage Holdings Corp. (a)	508,329	2,917,808
Zayo Group Holdings, Inc. (a)	74,100	1,970,319
		56,973,865
Integrated Telecommunication Services - 51.4%
AT&T, Inc.	2,136,739	73,525,190
Atlantic Tele-Network, Inc.	71,200	5,569,976
Bezeq The Israel Telecommunication Corp. Ltd.	839,600	1,849,235
CenturyLink, Inc.	340,205	8,559,558
Cincinnati Bell, Inc. (a)	545,747	1,964,689
Consolidated Communications Holdings, Inc. (b)	137,600	2,882,720
FairPoint Communications, Inc. (a)	141,300	2,270,691
Frontier Communications Corp. (b)	1,592,253	7,435,822
General Communications, Inc. Class A (a)	39,228	775,930
IDT Corp. Class B	109,281	1,274,216
Telecom Italia SpA (a)	2,700	3,422
Verizon Communications, Inc.	1,006,606	46,525,329
Windstream Holdings, Inc. (b)	35,378	227,834
		152,864,612

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		209,838,477

Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Gogo, Inc. (a)(b)	128,300	2,283,740
Rackspace Hosting, Inc. (a)	24,491	620,112
		2,903,852
Media - 4.2%
Cable & Satellite - 3.5%
Altice NV Class A (a)	183,871	2,647,639
Cablevision Systems Corp. - NY Group Class A	50,200	1,601,380
Charter Communications, Inc. Class A (a)(b)	7,800	1,428,180
Liberty Global PLC:
Class C (a)	32,064	1,307,249
LiLAC Class C (a)	1,323	56,889
Time Warner Cable, Inc.	18,700	3,470,533
		10,511,870
Movies & Entertainment - 0.7%
Twenty-First Century Fox, Inc. Class A	75,900	2,061,444

TOTAL MEDIA		12,573,314

Real Estate Investment Trusts - 5.2%
Specialized REITs - 5.2%
American Tower Corp.	128,598	12,467,576
Communications Sales & Leasing, Inc.	84,500	1,579,305
Crown Castle International Corp.	8,900	769,405
CyrusOne, Inc.	14,900	558,005
		15,374,291
Software - 0.0%
Application Software - 0.0%
RingCentral, Inc. (a)	500	11,790
Wireless Telecommunication Services - 16.5%
Wireless Telecommunication Services - 16.5%
Bharti Infratel Ltd.	296,885	1,914,020
Boingo Wireless, Inc. (a)	2,355	15,590
KDDI Corp.	82,900	2,152,929
Leap Wireless International, Inc. rights (a)	300	774
SBA Communications Corp. Class A (a)	117,764	12,373,463
Shenandoah Telecommunications Co.	31,837	1,370,583
SoftBank Corp.	40,700	2,054,145
Sprint Corp. (a)(b)	1,324,663	4,795,280
T-Mobile U.S., Inc. (a)	376,475	14,727,702
Telephone & Data Systems, Inc.	303,711	7,863,078
U.S. Cellular Corp. (a)	43,800	1,787,478
		49,055,042
TOTAL COMMON STOCKS
(Cost $238,639,610)		292,943,826

Nonconvertible Preferred Stocks - 0.5%
Diversified Telecommunication Services - 0.4%
Integrated Telecommunication Services - 0.4%
Telefonica Brasil SA sponsored ADR	117,900	1,064,637
Wireless Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
TIM Participacoes SA sponsored ADR	44,300	375,664
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,227,979)		1,440,301

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 0.33% (c)	2,288,270	2,288,270
Fidelity Securities Lending Cash Central Fund, 0.35% (c)(d)	18,534,355	18,534,355
TOTAL MONEY MARKET FUNDS
(Cost $20,822,625)		20,822,625
TOTAL INVESTMENT PORTFOLIO - 106.1%
(Cost $262,690,214)		315,206,752
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(18,151,287)
NET ASSETS - 100%		$297,055,465

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,138
Fidelity Securities Lending Cash Central Fund	36,759
Total	$37,897

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$292,943,826	$286,818,536	$6,124,516	$774
Nonconvertible Preferred Stocks	1,440,301	1,440,301	--	--
Money Market Funds	20,822,625	20,822,625	--	--
Total Investments in Securities:	$315,206,752	$309,081,462	$6,124,516	$774

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $264,080,869. Net unrealized appreciation aggregated $51,125,883, of which $62,749,470 related to appreciated investment securities and $11,623,587 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Discretionary Central Fund

December 31, 2015

CDCIP-QTLY-0216
1.842162.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Auto Components - 3.9%
Auto Parts & Equipment - 3.9%
Delphi Automotive PLC	450,873	$38,653,342
Tenneco, Inc. (a)	412,507	18,938,196
Visteon Corp.	35,600	4,076,200
		61,667,738
Automobiles - 3.2%
Automobile Manufacturers - 2.0%
Ferrari NV (a)(b)	91,500	4,392,000
Tesla Motors, Inc. (a)(b)	112,500	27,001,125
		31,393,125
Motorcycle Manufacturers - 1.2%
Harley-Davidson, Inc.	406,500	18,451,035

TOTAL AUTOMOBILES		49,844,160

Beverages - 3.6%
Distillers & Vintners - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	261,700	37,276,548
Soft Drinks - 1.3%
Monster Beverage Corp.	135,044	20,116,154

TOTAL BEVERAGES		57,392,702

Hotels, Restaurants & Leisure - 19.8%
Casinos & Gaming - 3.6%
Las Vegas Sands Corp.	936,700	41,064,928
Wynn Resorts Ltd. (b)	235,400	16,287,326
		57,352,254
Hotels, Resorts & Cruise Lines - 4.9%
Accor SA	85,300	3,708,455
Hilton Worldwide Holdings, Inc.	2,950,640	63,143,696
Wyndham Worldwide Corp.	149,611	10,869,239
		77,721,390
Leisure Facilities - 1.7%
Vail Resorts, Inc.	202,353	25,899,160
Restaurants - 9.6%
Chipotle Mexican Grill, Inc. (a)	12,800	6,142,080
Dave & Buster's Entertainment, Inc. (a)	265,993	11,102,548
Domino's Pizza, Inc.	101,200	11,258,500
Fiesta Restaurant Group, Inc. (a)	316,169	10,623,278
Jubilant Foodworks Ltd.	235,680	5,261,629
Papa John's International, Inc.	85,800	4,793,646
Ruth's Hospitality Group, Inc.	1,521,700	24,225,464
Starbucks Corp.	1,290,090	77,444,103
		150,851,248

TOTAL HOTELS, RESTAURANTS & LEISURE		311,824,052

Household Durables - 3.0%
Homebuilding - 2.9%
D.R. Horton, Inc.	498,700	15,973,361
Lennar Corp. Class A	222,500	10,882,475
PulteGroup, Inc.	1,075,900	19,172,538
		46,028,374
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	428,500	1,734,673

TOTAL HOUSEHOLD DURABLES		47,763,047

Internet & Catalog Retail - 11.7%
Internet Retail - 11.7%
Amazon.com, Inc. (a)	238,205	161,000,379
Expedia, Inc.	15,487	1,925,034
Ocado Group PLC (a)(b)	4,614,751	20,688,124
		183,613,537
Internet Software & Services - 1.1%
Internet Software & Services - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	206,800	16,806,636
Media - 21.5%
Advertising - 0.4%
MDC Partners, Inc. Class A	287,422	6,242,806
Broadcasting - 2.9%
ITV PLC	11,077,400	45,169,618
Cable & Satellite - 8.2%
Charter Communications, Inc. Class A (a)(b)	182,900	33,488,990
Comcast Corp. Class A	1,100,200	62,084,286
Naspers Ltd. Class N	188,100	25,710,323
Starz Series A (a)	246,023	8,241,771
		129,525,370
Movies & Entertainment - 10.0%
Lions Gate Entertainment Corp. (b)	313,219	10,145,163
The Walt Disney Co.	1,196,205	125,697,221
Time Warner, Inc.	326,900	21,140,623
		156,983,007

TOTAL MEDIA		337,920,801

Multiline Retail - 1.8%
Department Stores - 1.1%
Macy's, Inc.	510,700	17,864,286
General Merchandise Stores - 0.7%
B&M European Value Retail S.A.	2,631,742	11,045,546

TOTAL MULTILINE RETAIL		28,909,832

Software - 0.7%
Application Software - 0.7%
Mobileye NV (a)(b)	263,200	11,128,096
Specialty Retail - 18.7%
Apparel Retail - 9.3%
Inditex SA	43,750	1,502,993
L Brands, Inc.	892,700	85,538,514
Ross Stores, Inc.	931,114	50,103,244
TJX Companies, Inc.	107,910	7,651,898
Zumiez, Inc. (a)	125,984	1,904,878
		146,701,527
Automotive Retail - 4.0%
AutoZone, Inc. (a)	46,800	34,721,388
O'Reilly Automotive, Inc. (a)	109,960	27,866,063
		62,587,451
Home Improvement Retail - 4.4%
Home Depot, Inc.	528,500	69,894,125
Specialty Stores - 1.0%
Staples, Inc.	1,661,000	15,729,670

TOTAL SPECIALTY RETAIL		294,912,773

Textiles, Apparel & Luxury Goods - 6.9%
Apparel, Accessories & Luxury Goods - 1.1%
G-III Apparel Group Ltd. (a)	374,074	16,556,515
Regina Miracle International Holdings Ltd. (a)	764,704	1,109,406
		17,665,921
Footwear - 5.8%
NIKE, Inc. Class B	1,468,186	91,761,625

TOTAL TEXTILES, APPAREL & LUXURY GOODS		109,427,546

TOTAL COMMON STOCKS
(Cost $1,269,335,943)		1,511,210,920

Money Market Funds - 11.0%
Fidelity Cash Central Fund, 0.33% (c)	61,742,447	61,742,447
Fidelity Securities Lending Cash Central Fund, 0.35% (c)(d)	111,446,656	111,446,656
TOTAL MONEY MARKET FUNDS
(Cost $173,189,103)		173,189,103
TOTAL INVESTMENT PORTFOLIO - 106.9%
(Cost $1,442,525,046)		1,684,400,023
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(109,256,434)
NET ASSETS - 100%		$1,575,143,589

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,502
Fidelity Securities Lending Cash Central Fund	268,912
Total	$290,414

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,511,210,920	$1,475,891,896	$35,319,024	$--
Money Market Funds	173,189,103	173,189,103	--	--
Total Investments in Securities:	$1,684,400,023	$1,649,080,999	$35,319,024	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$23,490,071
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,443,677,602. Net unrealized appreciation aggregated $240,722,421, of which $362,359,568 related to appreciated investment securities and $121,637,147 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Industrials Central Fund

December 31, 2015

INCIP-QTLY-0216
1.842157.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Aerospace & Defense - 30.6%
Aerospace & Defense - 30.6%
BWX Technologies, Inc.	1,230,080	$39,079,642
General Dynamics Corp.	245,940	33,782,318
Honeywell International, Inc.	574,236	59,473,623
Northrop Grumman Corp.	173,200	32,701,892
Orbital ATK, Inc.	232,421	20,764,492
Raytheon Co.	384,100	47,831,973
Rockwell Collins, Inc.	161,282	14,886,329
Teledyne Technologies, Inc. (a)	301,148	26,711,828
Textron, Inc.	621,415	26,105,644
The Boeing Co.	224,698	32,489,084
United Technologies Corp.	644,333	61,901,071
		395,727,896
Air Freight & Logistics - 3.6%
Air Freight & Logistics - 3.6%
C.H. Robinson Worldwide, Inc.	186,000	11,535,720
FedEx Corp.	238,639	35,554,825
		47,090,545
Airlines - 3.5%
Airlines - 3.5%
Southwest Airlines Co.	1,064,300	45,828,758
Building Products - 4.1%
Building Products - 4.1%
A.O. Smith Corp.	386,177	29,585,020
Caesarstone Sdot-Yam Ltd.	101,373	4,393,506
Lennox International, Inc.	149,643	18,690,411
		52,668,937
Commercial Services & Supplies - 4.9%
Commercial Printing - 0.6%
Deluxe Corp.	139,500	7,608,330
Environmental & Facility Services - 0.8%
Stericycle, Inc. (a)	85,900	10,359,540
Office Services& Supplies - 2.2%
Regus PLC	1,285,900	6,316,385
West Corp.	1,035,451	22,334,678
		28,651,063
Security & Alarm Services - 1.3%
Tyco International Ltd.	537,000	17,124,930

TOTAL COMMERCIAL SERVICES & SUPPLIES		63,743,863

Construction & Engineering - 3.6%
Construction & Engineering - 3.6%
AECOM (a)	1,544,343	46,376,620
Diversified Consumer Services - 1.3%
Specialized Consumer Services - 1.3%
ServiceMaster Global Holdings, Inc. (a)	416,381	16,338,790
Electrical Equipment - 4.2%
Electrical Components & Equipment - 4.2%
AMETEK, Inc.	486,900	26,092,971
Eaton Corp. PLC	553,200	28,788,528
		54,881,499
Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	244,131	1,481,875
Industrial Conglomerates - 21.7%
Industrial Conglomerates - 21.7%
Danaher Corp.	1,029,419	95,612,437
General Electric Co.	5,922,600	184,488,989
		280,101,426
Machinery - 4.4%
Construction Machinery & Heavy Trucks - 1.2%
Wabtec Corp.	218,600	15,546,832
Industrial Machinery - 3.2%
IDEX Corp.	307,533	23,560,103
Ingersoll-Rand PLC	318,800	17,626,452
		41,186,555

TOTAL MACHINERY		56,733,387

Professional Services - 2.7%
Research & Consulting Services - 2.7%
CEB, Inc.	213,059	13,079,692
Verisk Analytics, Inc. (a)	287,455	22,099,540
		35,179,232
Road & Rail - 7.3%
Railroads - 1.1%
Norfolk Southern Corp.	168,900	14,287,251
Trucking - 6.2%
J.B. Hunt Transport Services, Inc.	941,450	69,064,772
Old Dominion Freight Lines, Inc. (a)	191,100	11,288,277
		80,353,049

TOTAL ROAD & RAIL		94,640,300

Trading Companies & Distributors - 5.1%
Trading Companies & Distributors - 5.1%
AerCap Holdings NV (a)	640,600	27,648,296
HD Supply Holdings, Inc. (a)	1,025,156	30,785,435
Wolseley PLC	145,083	7,879,877
		66,313,608
TOTAL COMMON STOCKS
(Cost $1,097,697,651)		1,257,106,736

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.33% (b)
(Cost $34,582,108)	34,582,108	34,582,108
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,132,279,759)		1,291,688,844
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,543,620
NET ASSETS - 100%		$1,294,232,464

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,132
Fidelity Securities Lending Cash Central Fund	2,179
Total	$18,311

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,257,106,736	$1,249,226,859	$7,879,877	$--
Money Market Funds	34,582,108	34,582,108	--	--
Total Investments in Securities:	$1,291,688,844	$1,283,808,967	$7,879,877	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,136,822,952. Net unrealized appreciation aggregated $154,865,892, of which $204,077,365 related to appreciated investment securities and $49,211,473 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Equity Central Fund

December 31, 2015

REE-QTLY-0216
1.9862251.101

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Hotels, Restaurants & Leisure - 1.0%
Hotels, Resorts & Cruise Lines - 1.0%
Hilton Worldwide Holdings, Inc.	128,300	$2,745,620
Real Estate Investment Trusts - 94.3%
REITs - Apartments - 15.1%
AvalonBay Communities, Inc.	30,150	5,551,520
Equity Residential (SBI)	79,300	6,470,087
Essex Property Trust, Inc.	48,600	11,635,326
Mid-America Apartment Communities, Inc.	80,000	7,264,800
UDR, Inc.	249,600	9,377,472
		40,299,205
REITs - Diversified - 9.3%
Cousins Properties, Inc.	212,150	2,000,575
DuPont Fabros Technology, Inc.	214,700	6,825,313
Liberty Property Trust (SBI)	52,600	1,633,230
Outfront Media, Inc.	122,500	2,674,175
Store Capital Corp.	223,900	5,194,480
The GEO Group, Inc.	63,700	1,841,567
WP Carey, Inc.	75,700	4,466,300
		24,635,640
REITs - Health Care - 10.8%
HCP, Inc.	66,200	2,531,488
Healthcare Realty Trust, Inc.	250,400	7,091,328
Healthcare Trust of America, Inc.	61,210	1,650,834
Medical Properties Trust, Inc.	84,946	977,728
Sabra Health Care REIT, Inc.	158,000	3,196,340
Ventas, Inc.	216,000	12,188,880
Welltower, Inc.	16,900	1,149,707
		28,786,305
REITs - Hotels - 4.6%
Ashford Hospitality Prime, Inc.	94,000	1,363,000
FelCor Lodging Trust, Inc.	632,500	4,617,250
Host Hotels & Resorts, Inc.	333,400	5,114,356
Pebblebrook Hotel Trust	43,000	1,204,860
		12,299,466
REITs - Management/Investment - 4.7%
Coresite Realty Corp.	108,900	6,176,808
Empire State Realty Trust, Inc.	253,400	4,578,938
National Retail Properties, Inc.	44,000	1,762,200
		12,517,946
REITs - Manufactured Homes - 1.9%
Equity Lifestyle Properties, Inc.	6,800	453,356
Sun Communities, Inc.	68,000	4,660,040
		5,113,396
REITs - Office Property - 14.7%
Alexandria Real Estate Equities, Inc.	31,700	2,864,412
Boston Properties, Inc.	108,600	13,850,844
Mack-Cali Realty Corp.	333,860	7,795,631
New York (REIT), Inc.	71,100	817,650
Parkway Properties, Inc.	227,400	3,554,262
SL Green Realty Corp.	50,300	5,682,894
VEREIT, Inc.	588,300	4,659,336
		39,225,029
REITs - Regional Malls - 12.6%
General Growth Properties, Inc.	56,300	1,531,923
Simon Property Group, Inc.	135,300	26,307,731
Taubman Centers, Inc.	21,300	1,634,136
The Macerich Co.	52,200	4,212,018
		33,685,808
REITs - Shopping Centers - 7.7%
Cedar Shopping Centers, Inc.	344,579	2,439,619
Federal Realty Investment Trust (SBI)	50,500	7,378,050
Inland Real Estate Corp.	56,000	594,720
Kite Realty Group Trust	54,500	1,413,185
Ramco-Gershenson Properties Trust (SBI)	93,000	1,544,730
Urban Edge Properties	299,550	7,024,448
		20,394,752
REITs - Single Tenant - 0.4%
Agree Realty Corp.	32,600	1,108,074
REITs - Storage - 7.8%
Extra Space Storage, Inc.	119,200	10,514,632
Public Storage	40,900	10,130,930
		20,645,562
REITs - Warehouse/Industrial - 4.7%
DCT Industrial Trust, Inc.	220,475	8,239,151
Prologis, Inc.	43,700	1,875,604
Terreno Realty Corp.	105,400	2,384,148
		12,498,903

TOTAL REAL ESTATE INVESTMENT TRUSTS		251,210,086

Real Estate Management & Development - 1.7%
Real Estate Operating Companies - 1.7%
Forest City Enterprises, Inc. Class A (a)	212,200	4,653,546
TOTAL COMMON STOCKS
(Cost $251,145,214)		258,609,252

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.33% (b)
(Cost $7,869,291)	7,869,291	7,869,291
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $259,014,505)		266,478,543
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,130
NET ASSETS - 100%		$266,484,673

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,140
Total	$3,140

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $259,562,184. Net unrealized appreciation aggregated $6,916,359, of which $18,316,534 related to appreciated investment securities and $11,400,175 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

December 31, 2015

EMQ-QTLY-0216
1.876938.107

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Argentina - 0.4%
Telecom Argentina SA Class B sponsored ADR (a)	33,100	$531,917
YPF SA Class D sponsored ADR	56,600	889,752

TOTAL ARGENTINA		1,421,669

Austria - 0.4%
Erste Group Bank AG (b)	45,250	1,415,876
Bermuda - 1.2%
Aquarius Platinum Ltd. (Australia) (b)	954,585	159,609
China Resource Gas Group Ltd.	236,000	703,352
Credicorp Ltd. (United States)	13,171	1,281,802
GP Investments Ltd. Class A (depositary receipt) (b)	88,607	172,455
Shangri-La Asia Ltd.	1,860,000	1,811,054

TOTAL BERMUDA		4,128,272

Brazil - 2.8%
B2W Companhia Global do Varejo (b)	189,760	730,501
BB Seguridade Participacoes SA	144,500	888,641
CCR SA	351,700	1,115,661
Cielo SA	88,520	751,567
Companhia de Saneamento de Minas Gerais	122,330	479,271
Cosan SA Industria e Comercio	107,525	684,899
Direcional Engenharia SA	400,700	355,503
Fibria Celulose SA	147,100	1,929,357
FPC Par Corretora de Seguros	240,200	587,712
Minerva SA (b)	381,700	1,283,187
Smiles SA	96,100	845,316

TOTAL BRAZIL		9,651,615

British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	44,759	1,009,315
Canada - 0.5%
Goldcorp, Inc.	43,300	500,374
Pan American Silver Corp.	132,600	861,900
Torex Gold Resources, Inc. (b)	334,800	304,870

TOTAL CANADA		1,667,144

Cayman Islands - 10.0%
51job, Inc. sponsored ADR (a)(b)	27,100	798,366
58.com, Inc. ADR (b)	57,600	3,799,296
AAC Technology Holdings, Inc.	106,000	689,567
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	85,900	6,981,093
Bitauto Holdings Ltd. ADR (b)	13,000	367,640
China State Construction International Holdings Ltd.	750,000	1,296,983
China ZhengTong Auto Services Holdings Ltd.	1,101,250	505,719
Ctrip.com International Ltd. sponsored ADR (b)	10,600	491,098
ENN Energy Holdings Ltd.	252,000	1,336,763
Haitian International Holdings Ltd.	302,000	438,160
Leju Holdings Ltd. ADR	25,732	147,187
Qihoo 360 Technology Co. Ltd. ADR (b)	5,400	393,174
Qunar Cayman Islands Ltd. sponsored ADR (b)	40,000	2,109,600
SINA Corp. (b)	7,300	360,620
Sino Biopharmaceutical Ltd.	1,918,000	1,734,096
SouFun Holdings Ltd. ADR	117,400	867,586
Sunny Optical Technology Group Co. Ltd.	286,000	652,297
Tencent Holdings Ltd.	466,000	9,124,274
Uni-President China Holdings Ltd.	2,502,400	1,916,605
Yirendai Ltd. sponsored ADR	9,884	93,404

TOTAL CAYMAN ISLANDS		34,103,528

Chile - 1.7%
Compania Cervecerias Unidas SA sponsored ADR	69,700	1,509,702
Empresas CMPC SA	490,868	1,049,613
Enersis SA	4,470,616	1,078,914
Inversiones La Construccion SA	77,828	797,985
Vina Concha y Toro SA	1,025,036	1,539,232

TOTAL CHILE		5,975,446

China - 9.0%
Anhui Conch Cement Co. Ltd. (H Shares)	581,500	1,554,395
BBMG Corp. (H Shares)	1,251,000	845,031
China Cinda Asset Management Co. Ltd. (H Shares)	2,029,000	746,792
China Life Insurance Co. Ltd. (H Shares)	834,300	2,678,269
China Longyuan Power Grid Corp. Ltd. (H Shares)	966,750	726,976
China Machinery Engineering Co. (H Shares)	211,000	153,955
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,163,500	4,761,475
China Petroleum & Chemical Corp. (H Shares)	1,454,000	873,163
China Suntien Green Energy Corp. Ltd. (H Shares)	3,355,250	534,512
China Telecom Corp. Ltd. (H Shares)	3,323,530	1,550,317
Industrial & Commercial Bank of China Ltd. (H Shares)	12,707,000	7,616,812
Inner Mongoli Yili Industries Co. Ltd.	500,366	1,261,941
Kweichow Moutai Co. Ltd.	57,526	1,926,705
Maanshan Iron & Steel Ltd. (H Shares) (a)(b)	2,366,000	503,919
PetroChina Co. Ltd. (H Shares)	1,290,000	844,487
Qingdao Haier Co. Ltd.	1,399,700	1,953,639
Zhengzhou Yutong Bus Co. Ltd.	336,214	1,159,207
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	179,000	1,032,214

TOTAL CHINA		30,723,809

Colombia - 0.3%
Bancolombia SA sponsored ADR	36,040	964,070
Egypt - 0.1%
Citadel Capital Corp. (b)	1,646,800	334,406
Greece - 0.4%
Titan Cement Co. SA (Reg.)	72,100	1,379,826
Hong Kong - 6.3%
AIA Group Ltd.	325,400	1,944,292
China Mobile Ltd.	152,100	1,712,054
China Mobile Ltd. sponsored ADR	88,511	4,985,825
China Resources Beer Holdings Co. Ltd.	784,000	1,672,809
China Resources Power Holdings Co. Ltd.	432,543	836,845
China Unicom Ltd.	94,800	114,519
China Unicom Ltd. sponsored ADR	47,510	572,971
CNOOC Ltd.	3,022,000	3,145,225
CNOOC Ltd. sponsored ADR	500	52,190
Far East Horizon Ltd.	3,766,320	3,489,416
Sinotruk Hong Kong Ltd.	399,500	157,501
Techtronic Industries Co. Ltd.	735,000	2,975,460

TOTAL HONG KONG		21,659,107

India - 9.9%
Adani Ports & Special Economic Zone (b)	312,566	1,228,003
Axis Bank Ltd. (b)	283,022	1,907,608
Bharti Infratel Ltd.	301,814	1,945,798
Coal India Ltd.	485,930	2,408,943
Edelweiss Financial Services Ltd.	585,128	513,524
Eicher Motors Ltd. (b)	3,576	907,081
Grasim Industries Ltd.	37,410	2,117,487
ICICI Bank Ltd. (b)	193,584	764,025
ITC Ltd.	601,376	2,971,438
JK Cement Ltd.	103,707	899,644
Just Dial Ltd.	37,133	470,592
Larsen & Toubro Ltd. (b)	62,555	1,201,483
LIC Housing Finance Ltd. (b)	142,446	1,095,835
Lupin Ltd.	109,019	3,014,036
NTPC Ltd.	126,696	279,163
Oil & Natural Gas Corp. Ltd.	297,316	1,083,454
Petronet LNG Ltd.	251,291	969,403
Phoenix Mills Ltd. (b)	204,054	1,030,800
Power Grid Corp. of India Ltd.	889,631	1,891,736
SREI Infrastructure Finance Ltd. (b)	434,995	363,777
State Bank of India (b)	540,109	1,823,786
Sun Pharmaceutical Industries Ltd.	146,538	1,811,332
Tata Consultancy Services Ltd.	82,896	3,045,240

TOTAL INDIA		33,744,188

Indonesia - 1.0%
PT Bank Mandiri (Persero) Tbk	1,917,700	1,273,430
PT Bank Rakyat Indonesia Tbk	1,750,700	1,436,800
PT Kalbe Farma Tbk	4,798,500	456,550
PT Perusahaan Gas Negara Tbk Series B	1,314,800	259,232

TOTAL INDONESIA		3,426,012

Israel - 0.6%
Bezeq The Israel Telecommunication Corp. Ltd.	943,227	2,077,475
Korea (South) - 12.8%
AMOREPACIFIC Group, Inc.	14,104	1,757,960
Daewoo International Corp.	19,562	268,758
Daou Technology, Inc.	482	8,821
E-Mart Co. Ltd.	12,689	2,031,377
Fila Korea Ltd.	7,096	567,836
Hanon Systems	21,017	920,857
Hyundai Glovis Co. Ltd.	15,190	2,469,239
Hyundai Industrial Development & Construction Co.	47,408	1,545,632
Hyundai Mobis	31,426	6,560,087
InterPark INT Corp.	26,974	521,256
Kakao Corp.	3,114	304,387
KB Financial Group, Inc.	58,540	1,645,492
Korea Electric Power Corp.	25,688	1,085,819
Korean Reinsurance Co.	187,392	2,247,933
KT Corp. (b)	19,589	468,334
KT Corp. sponsored ADR (a)(b)	13,800	164,358
LG Chemical Ltd.	10,754	2,962,152
NAVER Corp.	3,117	1,734,154
NCSOFT Corp.	5,572	1,002,180
Samsung Electronics Co. Ltd.	4,967	5,285,498
Samsung Fire & Marine Insurance Co. Ltd.	2,605	679,393
Samsung Life Insurance Co. Ltd.	12,743	1,188,083
Samsung SDI Co. Ltd.	5,571	534,333
Shinhan Financial Group Co. Ltd.	114,601	3,840,772
SK Hynix, Inc.	118,633	3,057,575
SK Telecom Co. Ltd. sponsored ADR (a)	37,634	758,325

TOTAL KOREA (SOUTH)		43,610,611

Malaysia - 0.2%
Tenaga Nasional Bhd	240,834	745,668
Mauritius - 0.1%
MakeMyTrip Ltd. (a)(b)	15,100	259,116
Mexico - 6.0%
America Movil S.A.B. de CV Series L sponsored ADR	143,238	2,013,926
Banregio Grupo Financiero S.A.B. de CV	110,718	567,514
El Puerto de Liverpool S.A.B. de CV Class C	115,923	1,413,246
Fibra Uno Administracion SA de CV	526,200	1,159,902
Grupo Aeroportuario del Pacifico SA de CV Series B	148,096	1,306,565
Grupo Comercial Chedraui S.A.B. de CV	312,400	832,728
Grupo Financiero Banorte S.A.B. de CV Series O	997,829	5,499,653
Infraestructura Energetica Nova S.A.B. de CV	113,500	476,404
Macquarie Mexican (REIT)	2,102,800	2,665,942
Promotora y Operadora de Infraestructura S.A.B. de CV	61,010	717,663
Telesites S.A.B. (b)	143,238	93,168
Tenedora Nemak SA de CV	573,400	776,866
Wal-Mart de Mexico SA de CV Series V	1,189,300	3,001,112

TOTAL MEXICO		20,524,689

Netherlands - 0.8%
Cnova NV (b)	56,300	135,683
Hanhzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (b)(c)	138,400	728,561
Yandex NV (b)	126,710	1,991,881

TOTAL NETHERLANDS		2,856,125

Nigeria - 0.6%
Guaranty Trust Bank PLC GDR (Reg. S)	102,874	478,364
Transnational Corp. of Nigeria PLC	32,851,920	250,866
Zenith Bank PLC	16,687,718	1,177,907

TOTAL NIGERIA		1,907,137

Pakistan - 0.3%
Habib Bank Ltd.	632,100	1,207,771
Panama - 0.3%
Copa Holdings SA Class A	20,500	989,330
Philippines - 1.6%
Alliance Global Group, Inc.	3,796,200	1,297,509
Metro Pacific Investments Corp.	5,985,644	662,163
Metropolitan Bank & Trust Co.	834,678	1,427,668
Robinsons Land Corp.	3,502,450	2,053,051

TOTAL PHILIPPINES		5,440,391

Romania - 0.2%
Banca Transilvania SA (b)	941,004	549,904
Russia - 3.7%
E.ON Russia JSC (b)	13,320,800	580,093
Lukoil PJSC sponsored ADR	91,600	2,949,520
Magnit OJSC GDR (Reg. S)	50,900	2,047,198
MMC Norilsk Nickel PJSC sponsored ADR	85,900	1,087,924
Mobile TeleSystems OJSC (b)	247,950	712,706
NOVATEK OAO GDR (Reg. S)	25,200	2,070,180
Sberbank of Russia (b)	574,560	795,604
Sberbank of Russia sponsored ADR	329,992	1,940,353
Sistema JSFC (b)	1,311,600	317,120
Sistema JSFC sponsored GDR	22,681	133,818

TOTAL RUSSIA		12,634,516

Singapore - 0.5%
Ascendas (REIT) rights 1/13/16 (b)	27,997	1,224
Ascendas Real Estate Investment Trust	811,100	1,299,918
First Resources Ltd.	266,300	359,752

TOTAL SINGAPORE		1,660,894

South Africa - 4.9%
Aspen Pharmacare Holdings Ltd.	55,200	1,102,050
Barclays Africa Group Ltd.	285,942	2,653,055
Bidvest Group Ltd.	72,262	1,533,776
JSE Ltd.	69,200	571,383
Life Healthcare Group Holdings Ltd.	414,000	939,754
Naspers Ltd. Class N	63,300	8,652,118
Sasol Ltd.	26,600	718,142
Telkom SA Ltd.	150,897	626,936

TOTAL SOUTH AFRICA		16,797,214

Taiwan - 7.5%
Advanced Semiconductor Engineering, Inc.	404,000	463,111
Advantech Co. Ltd.	230,000	1,469,785
ASUSTeK Computer, Inc.	94,000	774,519
Catcher Technology Co. Ltd.	104,000	865,170
E.SUN Financial Holdings Co. Ltd.	3,675,181	2,129,272
Hermes Microvision, Inc.	13,000	466,601
Hon Hai Precision Industry Co. Ltd. (Foxconn)	254,521	621,583
Inotera Memories, Inc. (b)	625,000	526,082
King's Town Bank	739,000	522,945
Largan Precision Co. Ltd.	16,000	1,092,502
Siliconware Precision Industries Co. Ltd.	187,000	294,687
Taiwan Cement Corp.	1,801,000	1,487,842
Taiwan Fertilizer Co. Ltd.	472,000	614,432
Taiwan Semiconductor Manufacturing Co. Ltd.	2,623,869	11,296,273
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,780	40,495
Unified-President Enterprises Corp.	953,141	1,585,493
Universal Cement Corp.	271,095	184,531
Vanguard International Semiconductor Corp.	341,000	439,447
Yuanta Financial Holding Co. Ltd.	2,328,448	852,301

TOTAL TAIWAN		25,727,071

Thailand - 2.6%
Airports of Thailand PCL (For. Reg.)	148,600	1,420,121
Intouch Holdings PCL:
(For. Reg.)	177,340	263,894
NVDR	94,700	136,408
Jasmine Broadband Internet Infrastructure Fund	3,427,200	870,054
Kasikornbank PCL (For. Reg.)	639,500	2,635,415
PTT PCL (For. Reg.)	218,500	1,470,827
Star Petroleum Refining PCL (b)	2,140,700	531,690
Thai Union Frozen Products PCL (For. Reg.)	3,018,300	1,433,143

TOTAL THAILAND		8,761,552

Turkey - 1.0%
Aselsan A/S	129,000	746,204
Tupras Turkiye Petrol Rafinelleri A/S (b)	67,358	1,607,501
Turkiye Garanti Bankasi A/S	443,900	1,081,415

TOTAL TURKEY		3,435,120

United Arab Emirates - 1.3%
DP World Ltd.	53,836	1,092,871
Emaar Properties PJSC	730,867	1,132,217
First Gulf Bank PJSC	647,128	2,228,742

TOTAL UNITED ARAB EMIRATES		4,453,830

United Kingdom - 0.8%
Fresnillo PLC	79,200	826,637
HSBC Holdings PLC (Hong Kong)	237,060	1,874,340

TOTAL UNITED KINGDOM		2,700,977

United States of America - 0.7%
Cognizant Technology Solutions Corp. Class A (b)	20,508	1,230,890
First Cash Financial Services, Inc. (b)	18,993	710,908
Micron Technology, Inc. (b)	27,300	386,568

TOTAL UNITED STATES OF AMERICA		2,328,366

TOTAL COMMON STOCKS
(Cost $305,697,404)		310,272,040

Nonconvertible Preferred Stocks - 4.5%
Brazil - 2.0%
Banco Bradesco SA (PN) sponsored ADR	138,600	666,666
Banco do Estado Rio Grande do Sul SA	276,560	409,641
Companhia Paranaense de Energia-Copel:
(PN-B)	4,460	27,394
(PN-B) sponsored (a)	80,767	474,102
Itau Unibanco Holding SA sponsored ADR	400,939	2,610,113
Metalurgica Gerdau SA (PN)	1,142,800	479,507
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (b)	357,400	1,215,160
Telefonica Brasil SA	34,550	312,205
Vale SA (PN-A) sponsored ADR (a)	304,100	775,455

TOTAL BRAZIL		6,970,243

Cayman Islands - 0.4%
China Internet Plus Holdings Ltd. (d)	331,980	1,281,675
Korea (South) - 1.7%
Hyundai Motor Co. Series 2	28,158	2,500,490
Samsung Electronics Co. Ltd.	2,598	2,396,023
Samsung Fire & Marine Insurance Co. Ltd.	5,494	880,049

TOTAL KOREA (SOUTH)		5,776,562

Russia - 0.4%
Surgutneftegas OJSC (b)	2,529,100	1,530,841
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $18,033,232)		15,559,321
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.1% 1/28/16 to 2/4/16 (Cost $1,109,951)(e)	1,110,000	1,109,903
	Shares	Value

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 0.33% (f)	18,926,010	18,926,010
Fidelity Securities Lending Cash Central Fund, 0.35% (f)(g)	6,594,025	6,594,025
TOTAL MONEY MARKET FUNDS
(Cost $25,520,035)		25,520,035
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $350,360,622)		352,461,299
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(10,629,655)
NET ASSETS - 100%		$341,831,644

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
77 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2016	3,031,875	$40,043

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $728,561 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,281,675 or 0.4% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $402,965.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	1/26/15	$1,049,339

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,808
Fidelity Securities Lending Cash Central Fund	3,367
Total	$15,175

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$35,367,120	$7,116,929	$25,014,877	$3,235,314
Consumer Staples	27,130,382	10,213,159	16,917,223	--
Energy	23,579,889	9,469,202	14,110,687	--
Financials	91,786,142	28,283,534	63,502,608	--
Health Care	9,057,818	--	9,057,818	--
Industrials	22,876,282	6,766,660	16,109,622	--
Information Technology	65,035,417	18,420,716	46,614,701	--
Materials	20,524,505	9,195,463	11,329,042	--
Telecommunication Services	19,492,074	11,961,108	7,530,966	--
Utilities	10,981,732	3,116,178	7,865,554	--
Government Obligations	1,109,903	--	1,109,903	--
Money Market Funds	25,520,035	25,520,035	--	--
Total Investments in Securities:	$352,461,299	$130,062,984	$219,163,001	$3,235,314
Derivative Instruments:
Assets
Futures Contracts	$40,043	$40,043	$--	$--
Total Assets	$40,043	$40,043	$--	$--
Total Derivative Instruments:	$40,043	$40,043	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$54,151,782
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $352,381,742. Net unrealized appreciation aggregated $79,557, of which $28,084,371 related to appreciated investment securities and $28,004,814 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Energy Central Fund

December 31, 2015

ENCIP-QTLY-0216
1.842160.109

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Chemicals - 1.6%
Commodity Chemicals - 1.6%
LyondellBasell Industries NV Class A	162,400	$14,112,560
Energy Equipment & Services - 18.6%
Oil & Gas Drilling - 0.3%
Nabors Industries Ltd.	88,900	756,539
Odfjell Drilling A/S (a)(b)	740,922	416,300
Xtreme Drilling & Coil Services Corp. (a)	1,083,100	1,338,513
		2,511,352
Oil & Gas Equipment & Services - 18.3%
Baker Hughes, Inc.	735,900	33,961,785
Bristow Group, Inc.	32,000	828,800
Cameron International Corp. (a)	357,500	22,594,000
Dril-Quip, Inc. (a)	165,600	9,808,488
Frank's International NV	681,842	11,379,943
Oceaneering International, Inc.	254,351	9,543,250
Schlumberger Ltd.	952,457	66,433,876
Tesco Corp.	79,000	571,960
Total Energy Services, Inc.	45,200	442,952
		155,565,054

TOTAL ENERGY EQUIPMENT & SERVICES		158,076,406

Independent Power and Renewable Electricity Producers - 0.9%
Independent Power Producers & Energy Traders - 0.1%
NRG Yield, Inc. Class C (b)	96,400	1,422,864
Renewable Electricity - 0.8%
NextEra Energy Partners LP	227,700	6,796,845

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		8,219,709

Oil, Gas & Consumable Fuels - 77.3%
Integrated Oil & Gas - 17.0%
Chevron Corp.	388,003	34,904,750
Exxon Mobil Corp.	1,285,560	100,209,401
Occidental Petroleum Corp.	139,000	9,397,790
		144,511,941
Oil & Gas Exploration & Production - 45.8%
Anadarko Petroleum Corp.	513,572	24,949,328
Apache Corp.	47,600	2,116,772
ARC Resources Ltd. (b)	66,100	797,767
Bankers Petroleum Ltd. (a)	364,300	268,545
Cabot Oil & Gas Corp.	38,800	686,372
California Resources Corp.	640,700	1,492,831
Canadian Natural Resources Ltd.	140,500	3,068,519
Carrizo Oil & Gas, Inc. (a)	60,000	1,774,800
Cimarex Energy Co.	368,121	32,902,655
Concho Resources, Inc. (a)	180,100	16,724,086
Continental Resources, Inc. (a)	61,054	1,403,021
Devon Energy Corp.	210,500	6,736,000
Diamondback Energy, Inc.	401,300	26,846,970
Encana Corp.	2,244,800	11,404,888
Energen Corp.	175,949	7,212,150
EOG Resources, Inc.	728,408	51,564,002
EQT Corp.	99,900	5,207,787
Evolution Petroleum Corp.	49,432	237,768
Gran Tierra Energy, Inc. (Canada) (a)	410,200	892,319
Gulfport Energy Corp. (a)	184,800	4,540,536
Hess Corp.	330,200	16,008,096
Memorial Resource Development Corp. (a)	1,276,700	20,618,705
Newfield Exploration Co. (a)	1,072,300	34,914,088
Noble Energy, Inc.	728,994	24,005,772
Northern Oil & Gas, Inc. (a)(b)	282,346	1,089,856
Parsley Energy, Inc. Class A (a)	576,900	10,643,805
PDC Energy, Inc. (a)	407,427	21,748,453
Pioneer Natural Resources Co.	261,861	32,832,132
Rice Energy, Inc. (a)	219,900	2,396,910
RSP Permian, Inc. (a)	269,400	6,570,666
Seven Generations Energy Ltd. (a)	449,500	4,379,027
SM Energy Co. (b)	382,800	7,525,848
Synergy Resources Corp. (a)	673,341	5,736,865
TAG Oil Ltd. (a)	397,742	152,348
Whiting Petroleum Corp. (a)	36,100	340,784
		389,790,471
Oil & Gas Refining & Marketing - 7.4%
Keyera Corp.	284,100	8,266,146
PBF Energy, Inc. Class A	151,100	5,561,991
Valero Energy Corp.	658,905	46,591,173
World Fuel Services Corp.	56,525	2,173,952
		62,593,262
Oil & Gas Storage & Transport - 7.1%
Buckeye Partners LP	5,700	375,972
Cheniere Energy Partners LP Holdings LLC	205,300	3,572,220
Cheniere Energy, Inc. (a)	150,900	5,621,025
Columbia Pipeline Group, Inc.	284,800	5,696,000
Enterprise Products Partners LP	301,300	7,707,254
EQT Midstream Partners LP	31,900	2,407,174
Gener8 Maritime, Inc. (a)	91,900	868,455
Golar LNG Ltd.	191,300	3,020,627
Kinder Morgan, Inc.	906,900	13,530,948
Magellan Midstream Partners LP	62,291	4,230,805
Phillips 66 Partners LP	16,023	983,812
Plains All American Pipeline LP	115,600	2,670,360
Rice Midstream Partners LP	136,400	1,840,036
Shell Midstream Partners LP	142,900	5,933,208
The Williams Companies, Inc.	78,300	2,012,310
		60,470,206

TOTAL OIL, GAS & CONSUMABLE FUELS		657,365,880

Semiconductors & Semiconductor Equipment - 0.2%
Semiconductor Equipment - 0.2%
SolarEdge Technologies, Inc.	50,900	1,433,853
TOTAL COMMON STOCKS
(Cost $946,626,160)		839,208,408

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.33% (c)	39,599,803	39,599,803
Fidelity Securities Lending Cash Central Fund, 0.35% (c)(d)	5,427,750	5,427,750
TOTAL MONEY MARKET FUNDS
(Cost $45,027,553)		45,027,553
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $991,653,713)		884,235,961
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(33,540,397)
NET ASSETS - 100%		$850,695,564

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,194
Fidelity Securities Lending Cash Central Fund	15,266
Total	$23,460

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$839,208,408	$838,792,108	$416,300	$--
Money Market Funds	45,027,553	45,027,553	--	--
Total Investments in Securities:	$884,235,961	$883,819,661	$416,300	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,003,092,030. Net unrealized depreciation aggregated $118,856,069, of which $44,280,393 related to appreciated investment securities and $163,136,462 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the

Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016